                                                      Registration No. 333-31725

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549




                         POST-EFFECTIVE AMENDMENT NO. 7
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                              (EXACT NAME OF TRUST)



                          ----------------------------


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------


This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus.

It is proposed that this filing will become effective (check appropriate box).

[    ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[ X  ]   on December 30, 1999 pursuant to paragraph (b) of Rule 485


[    ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

[    ]   on (date) pursuant to paragraph (a)(1) of Rule 485

[    ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies

================================================================================

                                    1 of 131

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS
1......................................................................Nationwide Life Insurance Company
                                                                       The Variable Account
2......................................................................Nationwide Life Insurance Company
3......................................................................Custodian of Assets
4......................................................................Distribution of the Policies
5......................................................................The Variable Account
6......................................................................Not Applicable
7......................................................................Not Applicable
8......................................................................Not Applicable
9......................................................................Legal Proceedings
10.....................................................................Information About the Policies; How the Cash Value
                                                                       Varies; Right to Exchange for a Fixed Benefit Policy;
                                                                       Reinstatement; Other Policy Provisions
11.....................................................................Investments of the Variable Account
12.....................................................................The Variable Account
13.....................................................................Policy Charges
                                                                       Reinstatement
14.....................................................................Underwriting and Issuance - Premium Payments, Minimum
                                                                       Requirements for Issuance of a Policy
15.....................................................................Investments of the Variable Account; Premium Payments
16.....................................................................Underwriting and Issuance - Allocation of Cash Value
17.....................................................................Surrendering the Policy for Cash
18.....................................................................Reinvestment
19.....................................................................Not Applicable
20.....................................................................Not Applicable
21.....................................................................Policy Loans
22.....................................................................Not Applicable
23.....................................................................Not Applicable
24.....................................................................Not Applicable
25.....................................................................Nationwide Life Insurance Company
26.....................................................................Not Applicable
27.....................................................................Nationwide Life Insurance Company
28.....................................................................Company Management
29.....................................................................Company Management
30.....................................................................Not Applicable
31.....................................................................Not Applicable
32.....................................................................Not Applicable
33.....................................................................Not Applicable
34.....................................................................Not Applicable
35.....................................................................Nationwide Life Insurance Company
36.....................................................................Not Applicable
37.....................................................................Not Applicable


                                    2 of 131

N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS

38.....................................................................Distribution of the Policies
39.....................................................................Distribution of the Policies
40.....................................................................Not Applicable
41(a)..................................................................Distribution of the Policies
42.....................................................................Not Applicable
43.....................................................................Not Applicable
44.....................................................................How the Cash Value Varies
45.....................................................................Not Applicable
46.....................................................................How the Cash Value Varies
47.....................................................................Not Applicable
48.....................................................................Custodian of Assets
49.....................................................................Not Applicable
50.....................................................................Not Applicable
51.....................................................................Summary of the Policies;
                                                                       Information About the Policies
52.....................................................................Substitution of Securities
53.....................................................................Taxation of the Company
54.....................................................................Not Applicable
55.....................................................................Not Applicable
56.....................................................................Not Applicable
57.....................................................................Not Applicable
58.....................................................................Not Applicable
59.....................................................................Financial Statements



                                    3 of 131

                      SUPPLEMENT DATED DECEMBER 30, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                           FLEXIBLE PREMIUM VARIABLE
                        UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.


1 PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING MUTUAL FUNDS AS INVESTMENT OPTIONS EFFECTIVE JANUARY 27, 2000:

             Janus Aspen Series - Capital Appreciation Portfolio: Service Shares Janus Aspen Series - Global Technology Portfolio: Service Shares(1) Janus Aspen Series - International Growth Portfolio: Service Shares

2. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE IN YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
 (as a percentage of underlying mutual fund average net assets, after expense reimbursement)

                                                                                                     Total Underlying
                                                           Management       Other         12b-1    Mutual Fund Expenses
                                                              Fees         Expenses       Fees
  Janus Aspen Series - Capital Appreciation Portfolio:       0.66%          0.04%          0.25%           0.95%
  Service Shares
  Janus Aspen Series - Global Technology Portfolio:          0.73%          0.30%          0.25%           1.28%
  Service Shares(1)
  Janus Aspen Series - International Growth Portfolio:       0.66%          0.09%          0.25%           1.00%
  Service Shares

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

(1)UNITS IN THE JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES CANNOT BE MADE AVAILABLE FOR INVESTMENT UNTIL THE LATER OF JANUARY 27, 2000 OR UNTIL THE REGISTRATION STATEMENT FOR THE JANUS ASPEN SERIES GLOBAL TECHNOLOGY
PORTFOLIO: SERVICE SHARES IS DECLARED EFFECTIVE BY THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION.


                                    4 of 131

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                                                                     Total Underlying
                                                           Management       Other         12b-1    Mutual Fund Expenses
                                                              Fees         Expenses       Fees
  Janus Aspen Series - Capital Appreciation Portfolio:       0.73%          0.04%          0.25%           1.02%
  Service Shares
  Janus Aspen Series - Global Technology Portfolio:          0.75%          0.30%          0.25%           1.30%
  Service Shares(1)
  Janus Aspen Series - International Growth Portfolio:       0.72%          0.09%          0.25%           1.06%
  Service Shares

3. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IN YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE TO ALL POLICIES EFFECTIVE JANUARY 27, 2000:

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

CAPITAL APPRECIATION PORTFOLIO:  SERVICE SHARES

Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

GLOBAL TECHNOLOGY PORTFOLIO:  SERVICE SHARES(1)

Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

INTERNATIONAL GROWTH PORTFOLIO:  SERVICE SHARES

Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

(1)UNITS IN THE JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES CANNOT BE MADE AVAILABLE FOR INVESTMENT UNTIL THE LATER OF JANUARY 27, 2000 OR UNTIL THE REGISTRATION STATEMENT FOR THE JANUS ASPEN SERIES GLOBAL TECHNOLOGY
PORTFOLIO: SERVICE SHARES IS DECLARED EFFECTIVE BY THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION.

4. YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNAUDITED CONSOLIDATED THIRD QUARTER FINANCIAL STATEMENTS FOR NATIONWIDE LIFE INSURANCE COMPANY.

                         PART I - FINANCIAL INFORMATION

ITEM 1         UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)


                        Consolidated Statements of Income
                                   (Unaudited)
                                  (in millions)

                                                                         THREE MONTHS ENDED            NINE MONTHS ENDED
                                                                           SEPTEMBER 30,                 SEPTEMBER 30,
                                                                     ---------------------------   ---------------------------
                                                                         1999          1998            1999          1998
                                                                     ------------- -------------   ------------- -------------

REVENUES
  Policy charges                                                        $ 231.7       $ 180.6       $   656.0     $   514.6
  Life insurance premiums                                                  51.5          48.4           153.9         153.6
  Net investment income                                                   379.2         374.8         1,114.6       1,106.3
  Realized gains (losses) on investments                                    6.2           5.6            (7.5)         27.2
  Other                                                                    26.6          17.6            66.5          48.7
                                                                     ------------- -------------   ------------- -------------
                                                                          695.2         627.0         1,983.5       1,850.4
                                                                     ------------- -------------   ------------- -------------

BENEFITS AND EXPENSES
  Interest credited to policyholder account balances                      272.4         269.0           803.6         795.6
  Other benefits and claims                                                51.7          47.5           146.5         134.4
  Policyholder dividends on participating policies                          8.7           8.6            30.5          30.9
  Amortization of deferred policy acquisition costs                        68.6          57.5           196.1         159.3
  Other operating expenses                                                120.2         106.1           333.5         314.8
                                                                     ------------- -------------   ------------- -------------
                                                                          521.6         488.7         1,510.2       1,435.0
                                                                     ------------- -------------   ------------- -------------

  Income before federal income tax expense                                173.6         138.3           473.3         415.4
Federal income tax expense                                                 58.4          46.5           158.8         141.7
                                                                     ------------- -------------   ------------- -------------
  Net income                                                          $   115.2      $   91.8       $   314.5     $   273.7
                                                                     ============= =============   ============= =============

See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                           Consolidated Balance Sheets
                     (in millions, except per share amounts)


                                                                                           (UNAUDITED)
                                                                                          SEPTEMBER 30,       DECEMBER 31,
ASSETS                                                                                         1999               1998
                                                                                        ------------------- ------------------
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $14,941.6 in 1999; $13,721.3 in 1998)                  $ 15,022.2          $ 14,245.1
      Equity securities (cost $81.7 in 1999; $110.4 in 1998)                                      102.7               127.2
   Mortgage loans on real estate, net                                                           5,613.9             5,328.4
   Real estate, net                                                                               250.4               243.6
   Policy loans                                                                                   505.4               464.3
   Other long-term investments                                                                     77.6                44.0
   Short-term investments                                                                         409.0               289.1
                                                                                        ------------------- ------------------
                                                                                               21,981.2            20,741.7
                                                                                        ------------------- ------------------

Cash                                                                                               21.3                 3.4
Accrued investment income                                                                         248.3               218.7
Deferred policy acquisition costs                                                               2,416.6             2,022.2
Other assets                                                                                      385.7               420.3
Assets held in separate accounts                                                               57,249.6            50,935.8
                                                                                        ------------------- ------------------
                                                                                             $ 82,302.7          $ 74,342.1
                                                                                        =================== ==================

LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                            $ 21,455.6          $ 19,767.1
Other liabilities                                                                                 796.3               866.1
Liabilities related to separate accounts                                                       57,249.6            50,935.8
                                                                                        ------------------- ------------------
                                                                                               79,501.5            71,569.0
                                                                                        ------------------- ------------------

Shareholder's equity:
  Capital shares, $1 par value.  Authorized 5.0 million shares, issued and
    outstanding 3.8 million shares                                                                  3.8                 3.8
  Additional paid-in capital                                                                      766.1               914.7
  Retained earnings                                                                             1,970.4             1,579.0
  Accumulated other comprehensive income                                                           60.9               275.6
                                                                                        ------------------- ------------------
                                                                                                2,801.2             2,773.1
                                                                                        ------------------- ------------------
                                                                                             $ 82,302.7          $ 74,342.1
                                                                                        =================== ==================


See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                 Consolidated Statements of Shareholder's Equity
                                   (Unaudited)
                  Nine Months Ended September 30, 1999 and 1998
                                  (in millions)


                                                                                             ACCUMULATED
                                                             ADDITIONAL                         OTHER             TOTAL
                                                  COMMON      PAID-IN        RETAINED       COMPREHENSIVE     SHAREHOLDER'S
                                                  STOCK       CAPITAL        EARNINGS           INCOME            EQUITY
                                                ----------- ------------- --------------- ----------------- ------------------
BALANCE, JANUARY 1, 1998                            $ 3.8      $ 914.7       $ 1,312.3          $ 247.1          $ 2,477.9
Comprehensive income:
  Net income                                          -            -             273.7              -                273.7
  Net unrealized gains on securities
   available-for-sale arising during the period       -            -               -              126.0              126.0
                                                                                                             -----------------
Total comprehensive income                                                                                           399.7
                                                                                                             -----------------
Dividends to shareholder                              -            -            (100.0)             -               (100.0)
                                                =========== ============= =============== ====================================
BALANCE, SEPTEMBER 30, 1998                         $ 3.8      $ 914.7       $ 1,486.0          $ 373.1          $ 2,777.6
                                                =========== ============= =============== ====================================




BALANCE, JANUARY 1, 1999                            $ 3.8      $ 914.7       $ 1,579.0          $ 275.6          $ 2,773.1
Comprehensive income:
  Net income                                          -            -             314.5              -                314.5
  Net unrealized losses on securities
   available-for-sale arising during the period       -            -               -             (238.2)            (238.2)
                                                                                                             -----------------
Total comprehensive income                                                                                            76.3
                                                                                                             -----------------
Capital contribution                                  -           26.4            87.9             23.5              137.8
Dividends to shareholder                              -         (175.0)          (11.0)             -               (186.0)
                                                =========== ============= =============== ====================================
BALANCE, SEPTEMBER 30, 1999                         $ 3.8      $ 766.1       $ 1,970.4          $  60.9          $ 2,801.2
                                                =========== ============= =============== ====================================

See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                      Consolidated Statements of Cash Flows
                                   (Unaudited)
                  Nine Months Ended September 30, 1999 and 1998
                                  (in millions)


                                                                                                  1999              1998
                                                                                             ---------------  ----------------
  CASH FLOWS FROM OPERATING ACTIVITIES
  Net income                                                                                  $     314.5      $     273.7
  Adjustments to reconcile net income to net cash provided by operating activities:
    Interest credited to policyholder account balances                                              803.6            795.6
    Capitalization of deferred policy acquisition costs                                            (481.6)          (437.5)
    Amortization of deferred policy acquisition costs                                               196.1            159.3
    Amortization and depreciation                                                                     3.3             (6.0)
    Realized losses (gains) on investments, net                                                       7.5            (27.2)
    Increase in accrued investment income                                                           (17.6)           (17.6)
    Decrease in other assets                                                                         38.6             35.8
    Decrease in policy liabilities                                                                  (17.1)           (10.4)
    Increase (decrease) in other liabilities                                                         39.1           (170.5)
    Other, net                                                                                       (0.6)            (8.3)
                                                                                             ---------------  ----------------
      Net cash provided by operating activities                                                     885.8            586.9
                                                                                             ---------------  ----------------

  CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from maturity of securities available-for-sale                                         1,681.9          1,097.7
  Proceeds from sale of securities available-for-sale                                               336.1            550.6
  Proceeds from repayments of mortgage loans on real estate                                         350.0            546.7
  Proceeds from sale of real estate                                                                   5.7             74.6
  Proceeds from repayments of policy loans and sale of other invested assets                         23.7             21.1
  Cost of securities available-for-sale acquired                                                 (2,479.9)        (2,181.6)
  Cost of mortgage loans on real estate acquired                                                   (452.2)          (556.4)
  Cost of real estate acquired                                                                      (11.1)            (0.5)
  Short-term investments, net                                                                       (20.5)            93.8
  Other, net                                                                                        (84.3)           (51.9)
                                                                                             ---------------  ----------------
      Net cash used in investing activities                                                        (650.6)          (405.9)
                                                                                             ---------------  ----------------

  CASH FLOWS FROM FINANCING ACTIVITIES
  Cash dividends paid                                                                              (188.5)          (100.0)
  Increase in investment product and universal life insurance product
    account balances                                                                              2,690.9          1,808.5
  Decrease in investment product and universal life insurance product
    account balances                                                                             (2,719.7)        (2,061.6)
                                                                                             ---------------  ----------------
      Net cash used in financing activities                                                        (217.3)          (353.1)
                                                                                             ---------------  ----------------

  Net increase (decrease) in cash                                                                    17.9           (172.1)

  Cash, beginning of period                                                                           3.4            175.6
                                                                                             ---------------  ----------------
  Cash, end of period                                                                        $       21.3      $       3.5
                                                                                             ===============  ================

See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
              Notes to Unaudited Consolidated Financial Statements
                      Nine Months Ended September 30, 1999


(1)      Basis of Presentation
         ---------------------

         The accompanying unaudited consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (NLIC or collectively the Company) have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all information and footnotes required by generally accepted accounting principles for complete financial statements. The financial information included herein reflects all adjustments (all of which are normal and recurring in nature) which are, in the opinion of management, necessary for a fair presentation of financial position and results of operations. Operating results for all periods presented are not necessarily indicative of the results that may be expected for the full year. All significant intercompany balances and transactions have been eliminated. The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 1998 included in the Company's annual report on Form 10-K.

(2)      Recently Issued Accounting Standards
         ------------------------------------

         In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position
         (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for the quarter ended September 30, 1999 by $2.8 million and by $6.1 million for the first nine months of 1999.

         In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

(3)      Comprehensive Income
         --------------------

         Comprehensive Income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income (Loss) is unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts are as follows:

                                                                   THREE MONTHS ENDED   NINE MONTHS ENDED
           (in millions)                                              SEPTEMBER 30,       SEPTEMBER 30,
           -----------------------------------------------------------------------------------------------
                                                                    1999       1998       1999       1998
                                                                  -------    -------    -------    -------

           Unrealized (losses) gains on securities
             available-for-sale arising
              during the period:
                Gross                                             $ (91.6)   $ 266.5    $(487.9)   $ 273.6
                Adjustment to deferred policy acquisition costs      15.3      (73.7)     108.7      (72.8)
                Related federal income tax benefit (expense)         29.9      (67.4)     132.5      (70.2)
                                                                  -------    -------    -------    -------
                     Net                                            (46.4)     125.4     (246.7)     130.6
                                                                  -------    -------    -------    -------

           Reclassification adjustment for net (gains) losses
             on securities available-for-sale realized during
             the period:                                             (2.0)      (3.5)      13.0       (7.0)
                Gross Related federal income tax expense (benefit)    0.8        1.2       (4.5)       2.4
                                                                  -------    -------    -------    -------
                     Net                                             (1.2)      (2.3)       8.5       (4.6)
                                                                  -------    -------    -------    -------

           Total Other Comprehensive (Loss) Income                $ (47.6)   $ 123.1    $(238.2)   $ 126.0
                                                                  =======    =======    =======    =======

(4)      Segment Disclosures
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenues and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment adviser subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During first quarter 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the three months ended September 30, 1999 and 1998.

                                      VARIABLE      FIXED         LIFE       CORPORATE
(IN MILLIONS)                         ANNUITIES    ANNUITIES    INSURANCE    AND OTHER      TOTAL
---------------------------------    ----------    ---------    ---------   -----------   ---------
1999
Operating revenue (1)                  $ 159.4      $ 292.1      $ 162.5      $  75.0      $ 689.0
Benefits and expenses                     86.3        248.1        130.7         56.5        521.6
                                       -------      -------      -------      -------      -------
  Operating income before federal
    income tax                            73.1         44.0         31.8         18.5        167.4
Realized gains on investments             --           --           --            6.2          6.2
                                       -------      -------      -------      -------      -------
Consolidated income before
  federal income tax                   $  73.1      $  44.0      $  31.8      $  24.7      $ 173.6
                                       =======      =======      =======      =======      =======

1998
Operating revenue (1)                  $ 128.6      $ 289.5      $ 140.8      $  62.5      $ 621.4
Benefits and expenses                     73.5        245.7        117.9         51.6        488.7
                                       -------      -------      -------      -------      -------
  Operating income before federal
    income tax                            55.1         43.8         22.9         10.9        132.7
Realized gains on investments             --           --           --            5.6          5.6
                                       -------      -------      -------      -------      -------
Consolidated income before
  federal income tax                   $  55.1      $  43.8      $  22.9      $  16.5      $ 138.3
                                       =======      =======      =======      =======      =======
------------

(1)      Excludes realized gains and losses on investments.

         The following table summarizes the financial results of the Company's business segments for the nine months ended September 30, 1999 and 1998.

                                        VARIABLE         FIXED            LIFE         CORPORATE
(in millions)                          ANNUITIES        ANNUITIES       INSURANCE       AND OTHER          TOTAL
------------------------------------   -----------     ----------      ----------      ----------       ----------
1999
Operating revenue (1)                  $    457.7      $    866.0      $    466.9      $    200.4       $  1,991.0
Benefits and expenses                       247.4           733.2           376.8           152.8          1,510.2
                                       ----------      ----------      ----------      ----------       ----------
  Operating income before federal
    income tax                              210.3           132.8            90.1            47.6            480.8
Realized losses on investments               --              --              --              (7.5)            (7.5)
                                       ----------      ----------      ----------      ----------       ----------
Consolidated income before
  federal income tax                   $    210.3      $    132.8      $     90.1      $     40.1       $    473.3
                                       ----------      ----------      ----------      ----------       ----------

Assets as of period end                $ 53,475.8      $ 16,682.4      $  6,018.2      $  6,126.3       $ 82,302.7
                                       ==========      ==========      ==========      ==========       ==========

1998
Operating revenue (1)                  $    370.9      $    865.0      $    402.2      $    185.1       $  1,823.2
Benefits and expenses                       210.8           733.1           337.7           153.4          1,435.0
                                       ----------      ----------      ----------      ----------       ----------
  Operating income before federal
    income tax                              160.1           131.9            64.5            31.7            388.2
Realized gains on investments                --              --              --              27.2             27.2
                                       ----------      ----------      ----------      ----------       ----------
Consolidated income before
  federal income tax                   $    160.1      $    131.9      $     64.5      $     58.9       $    415.4
                                       ----------      ----------      ----------      ----------       ----------

Assets as of period end                $ 40,020.7      $ 14,675.0      $  4,857.7      $  5,921.8       $ 65,475.2
                                       ==========      ==========      ==========      ==========       ==========
----------
(1)      Excludes realized gains and losses on investments.

(5)      Contingencies
         -------------

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. The Company intends to defend this lawsuit vigorously.

(6)      Transactions with Affiliates
         ----------------------------

         During second quarter 1999, NLIC entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In August 1999, NLIC paid a dividend of $175.0 million to its parent company, Nationwide Financial Services, Inc.
         (NFS). NFS used $120.8 million of the dividend to purchase ELOW in September 1999 and immediately merged ELOW into NLIC, terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to a pooling-of-interests; however, prior period financial statements were not restated due to immateriality. The net assets of ELOW on the purchase date of $137.8 million are reflected as a capital contribution to shareholder's equity. The reinsurance and merger combined contributed $1.46 million to year to date net income.

                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies

 Issued by Nationwide Life Insurance Company through its Nationwide VLI Separate
                                   Account-4

                   The date of this prospectus is May 1, 1999

--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     -    American Century VP Income & Growth
     -    American Century VP International
     -    American Century VP Value

DREYFUS
     -    The Dreyfus Socially Responsible Growth Fund, Inc.
     -    Dreyfus Stock Index Fund
     -    Dreyfus Variable Investment Fund - Capital Appreciation Portfolio

FEDERATED INSURANCE SERIES
     -    Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Equity-Income Portfolio: Service Class
     -    VIP Growth Portfolio: Service Class
     -    VIP High Income Portfolio: Service Class*
     -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     -    VIP II Contrafund Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     -    VIP III Growth Opportunities Portfolio: Service Class

MORGAN STANLEY
     - Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio
     - Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
     -    Capital Appreciation Fund
     -    Total Return Fund
     -    Government Bond Fund
     -    Money Market Fund
     - Nationwide Balanced Fund (subadviser: Salomon Brothers Asset Management, Inc.)
     -    Nationwide Equity Income Fund (subadviser: Federated Investment
          Counseling)
     - Nationwide Global Equity Fund (subadviser: J.P. Morgan Investment Management Inc.)
     - Nationwide High Income Bond Fund* (subadviser: Federated Investment Counseling)
     - Nationwide Multi Sector Bond Fund* (subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited)
     - Nationwide Select Advisers Mid Cap Fund (subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates)
     -    Nationwide Select Advisers Small Cap Growth Fund (subadvisers:
          Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.)
     -    Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)
     - Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.)
     - Nationwide Strategic Growth Fund (subadviser: Strong Capital Management Inc.)
     - Nationwide Strategic Value Fund (subadviser: Strong Capital Management Inc./Schafer Capital Management Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     -    AMT Guardian Portfolio
     -    AMT Mid-Cap Growth Portfolio
     -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
     - Oppenheimer Aggressive Growth Fund/VA (formerly "Oppenheimer Capital Appreciation Fund")
     - Oppenheimer Capital Appreciation Fund/VA (formerly "Oppenheimer Growth Fund")
     - Oppenheimer Main Street Growth & Income Fund/VA (formerly "Oppenheimer Growth & Income Fund")

VAN ECK WORLDWIDE INSURANCE TRUST
     -    Worldwide Emerging Markets Fund
     -    Worldwide Hard Assets Fund

WARBURG PINCUS TRUST
     -    Growth & Income Portfolio
     -    International Equity Portfolio
     -    Post-Venture Capital Portfolio

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

To obtain copies of any underlying mutual fund prospectus, please call:

                  1-800-547-7548
     TDD          1-800-238-3035

or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference in this prospectus can be found on the SEC website at:
                                  www.sec.gov

Information about this and other Best of America products can be found on the world-wide web at:
                             www.bestofamerica.com

This policy is NOT:
     -    a bank deposit;
     -    endorsed by a bank or government agency;
     -    federally insured; or
     -    available in every state.

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies. They provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account -4 (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

MINIMUM REQUIRED DEATH BENEFIT- The lowest death benefit which will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

NATIONWIDE - Nationwide Life Insurance Company.

NET AMOUNT AT RISK- The death benefit minus the cash value. On a monthly anniversary day, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET PREMIUMS- The actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SEC GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD - Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-4, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF POLICY EXPENSES........................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............7

SYNOPSIS OF THE POLICIES..........................9

NATIONWIDE LIFE INSURANCE COMPANY.................9

NATIONWIDE ADVISORY SERVICES, INC................10

INVESTING IN THE POLICY..........................10
     The Variable Account and Underlying
          Mutual Funds
          The Fixed Account

INFORMATION ABOUT THE POLICIES...................12
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES...................................13
     Sales Load
     Premium Expense Charge
     Surrender Charges
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH.................17
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE..........................18

POLICY PROVISIONS................................18
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY..........................19
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE..................................21

POLICY LOANS.....................................21
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.......................................23

POLICY OWNER SERVICES............................23
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION........................23
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Error in Age or Sex
     Incontestability
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS..................................25

GRACE PERIOD AND GUARANTEED POLICY
     CONTINUATION PERIOD.........................25
     Grace Period
     Guaranteed Policy Continuation Period
     Reinstatement

TAX MATTERS......................................26
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS.............................29

YEAR 2000 COMPLIANCE ISSUES......................29

STATE REGULATION.................................30

REPORTS TO POLICY OWNERS.........................30

ADVERTISING......................................31

LEGAL PROCEEDINGS................................31

EXPERTS..........................................32

REGISTRATION STATEMENT...........................32

LEGAL OPINIONS...................................32

DISTRIBUTION OF THE POLICIES.....................32

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE..................................34

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS................................41

APPENDIX B: ILLUSTRATIONS OF SURRENDER CHARGES...52

APPENDIX C: ILLUSTRATIONS OF CASH VALUES,
     CASH SURRENDER VALUES, AND DEATH BENEFITS...53

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, providing life insurance protection, and assuming the mortality and expense risks.

Nationwide deducts a sales load and a premium expense charge from premium payments. The sales load is guaranteed never to exceed 2.5% of each premium payment. The premium expense charge is approximately 3.5% of premiums for all states (see "Sales Load" and "Premium Expense Charge").

Nationwide deducts the following charges from the cash value of the policy:

     -    monthly cost of insurance;
     - monthly cost of any additional benefits provided by riders to the policy;
     -    administrative expense charge(1): and
     -    mortality and expense risk charge(2).

(1)Currently, the administrative expense charge is $10 per month in the first year and $5 per month in renewal years. It is guaranteed not to exceed $10 per month in the first year and $7.50 in renewal years.

(2)The mortality and expense risk charge is a daily charge equal to an annual rate of 0.60% of the first $25,000 of cash value attributable to the variable account, 0.30% of the next $225,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000.

For policies which are surrendered during the first nine policy years (first fifteen years in Pennsylvania), Nationwide deducts a surrender charge (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, after expense reimbursement)

                                                                Management       Other                     Total Underlying
                                                                   Fees        Expenses     12b-1 Fees   Mutual Fund Expenses
             American Century Variable Portfolios, Inc. -          0.70%         0.00%         0.00%             0.70%
             American Century VP Income & Growth
             American Century Variable Portfolios, Inc. -          1.47%         0.00%         0.00%             1.47%
             American Century VP International
             American Century Variable Portfolios, Inc. -          1.00%         0.00%         0.00%             1.00%
             American Century VP Value
             The Dreyfus Socially Responsible Growth Fund,         0.75%         0.05%         0.00%             0.80%
             Inc.
             Dreyfus Stock Index Fund, Inc.                        0.25%         0.01%         0.00%             0.26%
             Dreyfus Variable Investment Fund - Capital            0.75%         0.05%         0.00%             0.80%
             Appreciation Portfolio
             Federated Insurance Series - Federated Quality        0.23%         0.47%         0.00%             0.70%
             Bond Fund II
             Fidelity VIP Equity-Income Portfolio:  Service        0.49%         0.08%         0.10%             0.67%
             Class
             Fidelity VIP Growth Portfolio:  Service Class         0.59%         0.06%         0.10%             0.75%
             Fidelity VIP High Income Portfolio:  Service          0.58%         0.14%         0.10%             0.82%
             Class
             Fidelity VIP Overseas Portfolio:  Service Class       0.74%         0.13%         0.10%             0.97%
             Fidelity VIP II Contrafund Portfolio:  Service        0.59%         0.06%         0.10%             0.75%
             Class
             Fidelity VIP III Growth Opportunities                 0.59%         0.10%         0.10%             0.79%
             Portfolio:  Service Class
             Morgan Stanley Dean Witter Universal Funds, Inc.      0.27%         1.25%         0.00%             1.52%
             - Emerging Markets Debt Portfolio
             NSAT Capital Appreciation Fund                        0.60%         0.07%         0.00%             0.67%
             NSAT Government Bond Fund                             0.50%         0.07%         0.00%             0.57%
             NSAT Money Market Fund                                0.40%         0.06%         0.00%             0.46%
             NSAT Total Return Fund                                0.59%         0.06%         0.00%             0.65%
             NSAT Nationwide Balanced Fund                         0.75%         0.15%         0.00%             0.90%
             NSAT Nationwide Equity Income Fund                    0.80%         0.15%         0.00%             0.95%
             NSAT Nationwide Global Equity Fund                    1.00%         0.20%         0.00%             1.20%
             NSAT Nationwide High Income Bond Fund                 0.80%         0.15%         0.00%             0.95%
             NSAT Nationwide Multi-Sector Bond Fund                0.75%         0.15%         0.00%             0.90%
             NSAT Nationwide Select Advisers Mid Cap Fund          1.05%         0.15%         0.00%             1.20%
             NSAT Nationwide Select Advisers Small Cap Growth      1.10%         0.20%         0.00%             1.30%
             Fund
             NSAT Nationwide Small Cap Value Fund                  0.90%         0.15%         0.00%             1.05%
             NSAT Nationwide Small Company Fund                    1.00%         0.07%         0.00%             1.07%
             NSAT Nationwide Strategic Growth Fund                 0.90%         0.10%         0.00%             1.00%
             NSAT Nationwide Strategic Value Fund                  0.90%         0.10%         0.00%             1.00%
             Neuberger Berman AMT - Guardian Portfolio             0.85%         0.15%         0.00%             1.00%
             Neuberger Berman AMT - Mid-Cap Growth Portfolio       0.85%         0.15%         0.00%             1.00%
             Neuberger Berman AMT - Partners Portfolio             0.78%         0.06%         0.00%             0.84%
             Oppenheimer Variable Account Funds - Oppenheimer      0.69%         0.02%         0.00%             0.71%
             Aggressive Growth Fund/VA
             Oppenheimer Variable Account Funds - Oppenheimer      0.72%         0.03%         0.00%             0.75%
             Capital Appreciation Fund/VA

             UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)
                                                                Management       Other                     Total Underlying
                                                                   Fees        Expenses     12b-1 Fees   Mutual Fund Expenses
             Oppenheimer Variable Account Funds - Oppenheimer      0.74%         0.05%         0.00%             0.79%
             Main Street Growth & Income Fund/VA
             Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.50%         0.00%             1.50%
             Emerging Markets Fund
             Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.16%         0.00%             1.16%
             Hard Assets Fund
             Van Kampen Life Investment Trust - Morgan             1.20%         0.00%         0.00%             1.20%
             Stanley Real Estate Securities Portfolio
             Warburg Pincus Trust - Growth & Income Portfolio      0.51%         0.49%         0.00%             1.00%
             Warburg Pincus Trust - International Equity           1.00%         0.33%         0.00%             1.33%
             Portfolio
             Warburg Pincus Trust - Post-Venture Capital           1.08%         0.32%         0.00%             1.40%
             Portfolio

The Federated Insurance Series - Federated Quality Bond Fund II has a voluntary expense cap of 0.70%.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                    Management      Other                       Total Underlying
                                                       Fees        Expenses     12b-1 Fees    Mutual Fund Expenses
Fidelity VIP Equity-Income Portfolio: Service         0.49%         0.09%          0.10%              0.68%
Class
Fidelity VIP Growth Portfolio: Service Class          0.59%         0.11%          0.10%              0.80%
Fidelity VIP Overseas Portfolio: Service Class        0.74%         0.17%          0.10%              1.01%
Fidelity VIP II Contrafund Portfolio: Service         0.59%         0.11%          0.10%              0.80%
Class
Fidelity VIP III Growth Opportunities Portfolio:      0.59%         0.11%          0.10%              0.80%
Service Class
Morgan Stanley Dean Witter Universal Funds, Inc.      0.80%         1.25%          0.00%              2.05%
- Emerging Markets Debt Portfolio
NSAT Nationwide Balanced Fund                         0.75%         0.21%          0.00%              0.96%
NSAT Nationwide Equity Income Fund                    0.80%         0.35%          0.00%              1.15%
NSAT Nationwide Global Equity Fund                    1.00%         0.46%          0.00%              1.46%
NSAT Nationwide High Income Bond Fund                 0.80%         0.32%          0.00%              1.12%
NSAT Nationwide Multi-Sector Bond Fund                0.75%         0.21%          0.00%              0.96%
NSAT Nationwide Select Advisers Mid Cap Fund          1.05%         0.49%          0.00%              1.54%
NSAT Nationwide Select Advisers Small Cap Growth      1.10%         0.58%          0.00%              1.68%
Fund
NSAT Nationwide Small Cap Value Fund                  0.90%         0.43%          0.00%              1.33%
NSAT Nationwide Strategic Growth Fund                 0.90%         0.65%          0.00%              1.55%
NSAT Nationwide Strategic Value Fund                  0.90%         0.33%          0.00%              1.23%

                                                    Management      Other                       Total Underlying
                                                       Fees        Expenses     12b-1 Fees    Mutual Fund Expenses
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.61%          0.00%              1.61%
Emerging Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.20%          0.00%              1.20%
Hard Assets Fund

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges. Nationwide will keep the policy in force during the guaranteed policy continuation period provided premium requirements are met (see "Grace Period and Guaranteed Policy Continuation Period" and "Minimum Requirements for Policy Issuance").

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three times the initial minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:
-        Maturity Extension Endorsement;
-        Spouse Rider;
-        Child Rider;
-        Waiver of Monthly Deductions Rider;
-        Accidental Death Benefit Rider;
-        Additional Protection Rider; and
-        Change of Insured Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929. It is a member of the Nationwide group with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE ADVISORY SERVICES, INC.

The policies are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-4 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on December 3, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner. Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

     1) shares of a current underlying mutual fund option are no longer available for investment; or

     2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:
     -    the insured must be 80 or younger;
     - Nationwide may require satisfactory evidence of insurability (including a medical exam); and
     - a minimum specified amount of $50,000 for non-preferred policies ($100,000 for non-preferred policies in Pennsylvania, New Jersey, Texas Alabama and New York) and $100,000 for preferred policies.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

     - During the guaranteed policy continuation period, the total premium payments, less any policy indebtedness and less any partial surrenders, must be greater than or equal to the sum of the minimum monthly premiums in order to guarantee that the policy remain in force. (The minimum monthly premiums are shown in the policy data page.)

     - Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

     - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

Nationwide will send scheduled premium payment reminder notices to policy owners according to the premium mode shown on the policy data page.

PRICING

Premiums will not be priced, when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day            -        Independence Day
-        Martin Luther King, Jr.   -        Labor Day Day
-        Presidents' Day           -        Thanksgiving
-        Good Friday               -        Christmas
-        Memorial Day

Nationwide also will not price premiums if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed never to exceed 2.5% of each premium payment. Currently, for all policy years the sales load is 2.5% of premium paid up to the target premium. Once the target premium is reached, the load is reduced to 0.5% of each premium payment. The target premium is a premium level based upon a percentage of the guideline level premium. It is the level annual premium amount at which the sales load is reduced. The target premium amount is located on the policy data page.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

PREMIUM EXPENSE CHARGE

Nationwide deducts a premium expense charge equal to 3.50% from all premium payments. This charge reimburses Nationwide for administrative expenses on an aggregate basis including premium taxes imposed by various state and local jurisdictions and for federal taxes imposed under Section 848 of the Internal Revenue Code. Generally, these tax expenses to Nationwide consist of two components:
(1) a state premium tax rate of 2.25%; and
(2) a federal tax rate of 1.25%.

Nationwide expects to pay an average state premium tax rate of approximately 2.25% of premiums for all states. State tax rates can range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

The 1.25% federal tax component is designed to reimburse Nationwide for expenses incurred from federal taxes imposed under Section 848 of the Internal Revenue Code.

Nationwide does not expect to make a profit from these charges.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first nine years (first fifteen years in Pennsylvania). The charge is deducted proportionally from the cash value in each sub-account and the fixed account.

The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount. The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see Appendix B for specific examples).

INITIAL SPECIFIED AMOUNT $50,000-$99,999
                 MALE        FEMALE
      ISSUE      NON-         NON-        MALE       FEMALE
        AGE    TOBACCO       TOBACCO    STANDARD    STANDARD
        25       $7.773       $7.518      $8.369      $7.818
        35       $8.817       $8.396      $9.811      $8.889
        45      $12.185      $11.390     $13.884     $12.164
        55      $15.628      $13.995     $18.410     $15.106
        65      $22.274      $19.043     $26.559     $20.607

                       INITIAL SPECIFIED AMOUNT $100,000+
                  MALE      FEMALE
      ISSUE       NON-        NON-       MALE       FEMALE
        AGE     TOBACCO     TOBACCO    STANDARD    STANDARD
         25       $5.773     $5.518      $6.369      $5.818
         35       $6.817     $6.396      $7.811      $6.889
         45       $9.685     $8.890     $11.384      $9.664
         55      $13.128    $11.495     $15.910     $12.606
         65      $21.274    $18.043     $25.559     $19.607

The surrender charge is comprised of two components:
-        an underwriting component; and
-        sales component.

The underwriting component varies by issue age in the following manner:

                       $1,000 OF INITIAL SPECIFIED AMOUNT
               ISSUE      SPECIFIED AMOUNTS     SPECIFIED AMOUNTS
                AGE       LESS THAN $100,000      $100,000 OR MORE
                0-35           $6.00                   $4.00
                36-55          $7.50                   $5.00
                56-80          $7.50                   $6.50

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

     -    processing applications;

     -    conducting medical exams;

     -    determining insurability and the insured's underwriting class; and

     -    establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26 1/2% of the lesser of the SEC guideline level premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for some of the expenses incurred in the distribution of the policies. Nationwide also deducts 2.5% of each premium payment for sales load.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

Increases in Specified Amount

Policies surrendered during the first nine policy years (first fifteen policy years in Pennsylvania) following an increase in the specified amount will incur a surrender charge associated with the increase. This surrender charge is comprised of an underwriting component and sales component. The maximum initial surrender charge associated with the increase is based on the attained age at the time of the increase, the underwriting classification of the increase, sex, and the amount of the increase in specified amount. The actual initial surrender charge associated with the increase is based upon the maximum initial surrender charge and the premium received within one year of the increase in specified amount.

Increases that are caused by a change in death benefit option that do not change the net amount at risk are not subject to a surrender charge. The surrender charge associated with the increase for policy years following the increase is a percentage of the initial surrender charge.

The following table illustrates the maximum initial surrender charge per $1,000 of specified amount increase for policies increasing coverage on a standard basis. This charge reflects both the underwriting and sales component.

              MALE      FEMALE
 ISSUE        NON-        NON-        MALE        FEMALE
  AGE       TOBACCO     TOBACCO     STANDARD     STANDARD
   25        $3.464      $3.311       $3.821       $3.491
   35         4.090       3.837        4.686        4.133
   45         5.811       5.334        6.830        5.798
   55         7.877       6.897        9.546        7.563
   65        12.764      10.826       15.335       11.764
   75        20.787      17.389       24.236       18.682
   80        27.309      23.309       30.707       24.647

Reduction in Specified Amount

Decreases in specified amount requested by a policy owner will incur a proportional surrender charge. This proportion is equal to the decrease in specified amount divided by the specified amount prior to the decrease. In the case of a policy with prior increases, these fractional surrender charges will be calculated separately for the initial specified amount and each increase in specified amount. For a policy with prior increases in specified amounts, these decreases will be made on a last in first out ("LIFO") basis and therefore decrease each segment in reverse order of its effective date.

Decreases in the specified amount resulting from a partial surrender or a death benefit option change that do not change the net amount risk will not incur a proportional surrender charge.

Reductions to Surrender Charges

Surrender charges are reduced in subsequent policy years as follows:

      COMPLETED          SURRENDER CHARGE AS A % OF
    POLICY YEARS          INITIAL SURRENDER CHARGES
          0                         100%
          1                         100%
          2                          90%
          3                          80%
          4                          70%
          5                          60%
          6                          50%
          7                          40%
          8                          30%
          9+                          0%

The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix
B).

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If death benefit Option 1 or Option 3 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioners Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts $100,000 or more are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

Mortality tables are unisex for:

     -    policies issued in the State of Montana;

     - group or sponsored arrangements (including employees of Nationwide and their family members); and

     - special exchange programs which Nationwide may make available from time to time.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to the maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $10 per month in the first year, and $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $10 per month in the first year and $7.50 per month in renewal years.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a monthly basis. Mortality and expense risk deductions will be charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. The charge is charged on a daily basis and is equivalent to an annual effective rate of 0.60% of the first $25,000 of cash value attributable to the variable account, 0.30% of the next $225,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. Policy owners receive quarterly and annual statements advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

These charges are all guaranteed. Nationwide may realize a profit from this charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges) where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

     -    the number of insureds;

     -    the total premium expected to be paid;

     -    total assets under management for the policy owner;

     -    the nature of the relationship among individual insureds;

     -    the purpose for which the policies are being purchased;

     -    the expected persistency of individual policies; and

     - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. In some cases, Nationwide may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     1)   the minimum partial surrender is $200;

     2) partial surrenders may not reduce the specified amount below the minimum specified amount;

     3) during the first ten policy years, the maximum amount of a partial surrender cannot exceed 10% of cash surrender value as of the beginning of the policy year;

     4) after the completion of ten policy years, the maximum amount of a partial surrender is the cash surrender value less the greater of $500 or three monthly deductions; and

     5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

     (1)  the surrender occurs before the 15th policy anniversary; and

     (2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

     (1)  against the most recent increase in the specified amount;

     (2) against the next most recent increases in the specified amount in succession; and

     (3)  against the specified amount under the original application.

Nationwide reserves the right to deduct a fee from the partial surrender amount. The maximum fee is $25 or 5% of the partial surrender amount, whichever is less. Preferred partial surrenders are not subject to this fee. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

     (1)  the value each year of the life insurance protection provided;

     (2)  an amount equal to any employer-paid premiums; or

     (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date, plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and received at Nationwide's home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was received. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and received at Nationwide's home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was received.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount.

Any increase will be subject to the following conditions:

     1.   the request must be applied for in writing;

     2.   satisfactory evidence of insurability must be provided;

     3.   the increase must be for a minimum of $10,000;

     4. the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

     5. the age at the time of increase must satisfy the same age requirements as new issues.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease shall reduce the insurance in the following order:

     1.   against insurance provided by the most recent increase;

     2.   against the next most recent increases successively; and

     3.   against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

     1.   reduce the specified amount to less than the minimum specified amount;
          or

     2.   disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to a sub-account on the application are allocated to the NSAT Money Market Fund during the period the policy owner may cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. At the expiration of this period, the premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) where:

(a)    is:

     (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Currently, Nationwide does not maintain a tax reserve with respect to the policies since income with respect to the underlying mutual funds is not taxable to Nationwide or the variable account. Nationwide reserves the right to adjust the calculation of the net investment factor to reflect a tax reserve should such income of other items become taxable to Nationwide. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account. Nationwide will determine the value of the assets in a variable account at the end of each valuation day. The cash value will be determined at least monthly.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer allocations without penalty or adjustment subject to the following conditions:

     - Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year.

     - Transfers made to the fixed account may not be made in the first policy year.

     - Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of that portion of the cash value attributable to the fixed account as of the end of the previous policy year (subject to state restrictions). Policy owners who have entered into Dollar Cost Averaging agreements with Nationwide may transfer under the terms of that agreement.

     - Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of cash value attributable to the sub-accounts as of the close of business of the prior valuation period.

     - Nationwide reserves the right to refuse a transfer to the fixed account if the fixed account value is greater than or equal to 30% of the total policy value.

Transfer Requests

Nationwide will accept transfer requests in writing or in those states that allow, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

     - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

     -    10 days after receiving the policy;

     -    45 days after signing the application; or

     -    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to cash value attributable to both fixed and policy loan accounts, and 90% of the cash value of the variable account, less any surrender charges. Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

The annual effective loan interest rate charged on policy loans is 3.9%.

On a current basis, the cash value in the policy loan account is credited with an annual effective rate of 3% during policy years 1 through 10 and an annual effective rate of 3.9% during the 11th and subsequent policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion. However, the crediting rate is guaranteed never to be lower than 3% during policy years 1 through 10 and 3.65% during the 11th and subsequent policy years.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, and if the guaranteed policy continuation provision is not in effect, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 months. Alternatively, if the policy is in the guaranteed policy continuation period, a payment which will bring the guaranteed policy continuation provision into effect will be considered sufficient if such an amount is less than the premium required to bring the cash surrender value to zero and cover 3 months of deductions.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50.

Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and received at Nationwide's home office. Prior to being received, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted, nor is Nationwide responsible for the sufficiency of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being received.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Policy owners may participate in this program if their policy value is at least $15,000. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio; NSAT Government Bond Fund; NSAT Nationwide High Income Bond Fund; and the NSAT Money Market Fund.

The minimum monthly transfer is $100. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount and the death benefit option. At issue, the policy owner also irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) guideline premium/cash value corridor test; or
(2) the cash value accumulation test.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options.

OPTION 1: the death benefit will be the greater of the specified amount or minimum required death benefit. Under OPTION 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix C.

OPTION 2: the death benefit will be the greater of the specified amount plus the cash value as of the date of death, or minimum required death benefit and will vary directly with the investment performance.

OPTION 3: the death benefit is the greater of the minimum required death benefit or the sum of the specified amount on the date of death and accumulated premium account which consists of all premium payments accumulated to date of death less partial surrenders accumulated to date of death. The accumulations will be calculated based on the OPTION 3 interest rate shown on the policy data page. In no event will the accumulated premium account be less than zero or greater than the maximum accumulated premium account shown on the policy data page.

For any death benefit option, the calculation of the minimum required death benefit is shown on the policy data page. The minimum required death benefit is the lowest death benefit which will qualify the policy as life insurance under
Section 7702 of the Internal Revenue Code. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under Section 7702 of the Internal Revenue Code where the policy owner has selected guideline premium/cash value corridor test.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

In order for any change in the death benefit option to become effective, the cash surrender value, after a change, must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option change. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under Section 7702 of the Internal Revenue Code where the policy owner has selected guideline premium/cash value corridor test.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness, and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and less any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD AND GUARANTEED POLICY CONTINUATION PERIOD

GRACE PERIOD

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current monthly deduction, and the guaranteed policy continuation provision is not in effect, a grace period will be allowed for the payment of a premium of the lesser of at least three times the current monthly deduction and the premium required to bring the guaranteed policy continuation provision back into effect. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. The grace period will end 61 days after the day the notice is mailed. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.

GUARANTEED POLICY CONTINUATION PERIOD

This policy will not lapse during the guaranteed policy continuation period provided that on each monthly anniversary day (1) is greater than or equal to
(2) where:

     (1) is the sum of all premiums paid to date minus any indebtedness, and minus any partial surrenders; and

     (2) is the sum of minimum monthly premiums required since the policy date including the minimum monthly premium for the current monthly anniversary day.

The guaranteed policy continuation period is the lesser of 30 policy years or the number of policy years until the insured reaches attained age 65. For policies issued to ages greater than 55, the guaranteed policy continuation period is 10 policy years.

This provision is subject to state insurance restrictions. In New York, the guaranteed policy continuation period is the lesser of 30 policy years or the number of policy years until the insured reaches attained age 65. For policies issued to ages greater than 62, the guaranteed policy continuation period is 3 policy years. In Texas, the guaranteed policy continuation period is 9 policy years for all issue ages. In Massachusetts, the guaranteed policy continuation period is 5 policy years for all issue ages.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2.   providing evidence of insurability satisfactory to Nationwide;

     3. paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

     (a) is premium sufficient to keep the policy in force for 3 months from the date of reinstatement; and

     (b) is premium sufficient to bring the guaranteed policy continuation provision into effect; and

5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

     1.   the cash value at the end of the grace period; or

     2. the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1999, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide has all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Co.). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At that hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NAS, is not engaged in any material litigation of any nature.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

LEGAL OPINIONS

Legal matters in connection with the policies described herein are being passed upon by Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NAS. NAS was organized as an Ohio corporation on April 8, 1965. NAS is a wholly owned subsidiary of Nationwide and a member of the NASD.

NAS acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

     -    Nationwide Multi-Flex Variable Account
     -    NACo Variable Account
     -    Nationwide DC Variable Account
     -    Nationwide DCVA-II
     -    Nationwide Variable Account-II
     -    Nationwide VLI Separate Account-3
     -    Nationwide VLI Separate Account-4
     -    Nationwide Variable Account
     -    Nationwide Variable Account-5
     -    Nationwide Variable Account-6
     -    Nationwide Variable Account-8
     -    Nationwide Variable Account-9
     -    Nationwide VA Separate Account-A
     -    Nationwide VA Separate Account-B
     -    Nationwide VA Separate Account-C
     -    Nationwide VL Separate Account-A
     -    Nationwide VL Separate Account-B
     -    Nationwide VL Separate Account-C
     -    Nationwide VL Separate Account-D.

NAS also acts as principal underwriter for the following open-end management investment companies:

     -    Nationwide Mutual Funds;

     -    Nationwide Separate Account Trust;

     -    Financial Horizons Investment Trust; and

     -    Nationwide Asset Allocation Trust.

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by the general distributor will not exceed 99% of the target premium plus 3% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 3% of actual premium payment, and will not exceed 2% in policy years 11 and thereafter.

No underwriting commissions have been paid by Nationwide to NAS.


NATIONWIDE ADVISORY SERVICES, INC. DIRECTORS AND OFFICERS
 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Joseph J. Gasper                                                    President and Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Dimon R. McFerson                            Chairman of the Board of Directors and Chairman and Chief Executive
 One Nationwide Plaza                                                 Officer and Director
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Robert A. Oakley                               Executive Vice President - Chief Financial Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Paul J. Hondros                                                            Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Robert J. Woodward, Jr.                        Executive Vice President - Chief Investment Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Edwin P. McCausland, Jr.                                Senior Vice President-Fixed Income Securities
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Charles S. Bath                                                  Vice President - Investments
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Dennis W. Click                                                  Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 William G. Goslee                                                       Vice President
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 James F. Laird, Jr.                                           Vice President and General Manager
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Joseph P. Rath                                                   Vice President - Compliance
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Christopher A. Cray                                                       Treasurer
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Elizabeth A. Davin                                                   Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 David E. Simaitis                                                    Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Patricia J. Smith                                                    Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

     -    Nationwide Variable Account,
     -    Nationwide Variable Account-II,
     -    Nationwide Variable Account-3,
     -    Nationwide Variable Account-4,
     -    Nationwide Variable Account-5,
     -    Nationwide Variable Account-6,
     -    Nationwide Fidelity Advisor Variable Account,
     -    Nationwide Variable Account-8,
     -    Nationwide Variable Account-9,
     -    MFS Variable Account,
     -    Nationwide Multi-Flex Variable Account,
     -    Nationwide VLI Separate Account,
     -    Nationwide VLI Separate Account-2,
     -    Nationwide VLI Separate Account-3,
     -    Nationwide VLI Separate Account-4,
     -    NACo Variable Account,
     -    Nationwide DC Variable Account and the
     -    Nationwide DCVA-II.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide Insurance Enterprise. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with the Nationwide Insurance Enterprise.



DIRECTORS OF NATIONWIDE
------------------------------------- --------------------------- ----------------------------------------------------
DIRECTORS OF THE DEPOSITOR NAME AND
     PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES
                                            WITH DEPOSITOR        PRINCIPAL OCCUPATION
------------------------------------- --------------------------- ----------------------------------------------------
Lewis J. Alphin                                Director           5.       FARM OWNER AND OPERATOR (1)
519 Bethel Church Road
Mount Olive, NC 28365
------------------------------------- --------------------------- ----------------------------------------------------
A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
------------------------------------- --------------------------- ----------------------------------------------------
Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, Ohio 45135
------------------------------------- --------------------------- ----------------------------------------------------
Keith W. Eckel                                 Director           6.   PARTNER, FRED W. ECKEL SONS; PRESIDENT,
1647 Falls Road                                                        ECKEL FARMS, INC. (1)
Clarks Summit, PA 18411
------------------------------------- --------------------------- ----------------------------------------------------
Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 44691
------------------------------------- --------------------------- ----------------------------------------------------
Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691
------------------------------------- --------------------------- ----------------------------------------------------
Joseph J. Gasper                         President and Chief      President and Chief Operating Officer, Nationwide
One Nationwide Plaza                    Operating Officer and     Life Insurance Company and Nationwide Life and
Columbus, OH 43215                             Director           Annuity Insurance Company (2)
------------------------------------- --------------------------- ----------------------------------------------------
Dimon R. McFerson                     Chairman and Chief          Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                  Executive Officer and
Columbus, OH 43215                    Director
------------------------------------- --------------------------- ----------------------------------------------------
David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025
------------------------------------- --------------------------- ----------------------------------------------------
Yvonne L. Montgomery                           Director           7.   SENIOR VICE PRESIDENT-GENERAL MANAGER
Suite 1600                                                             SOUTHERN CUSTOMER OPERATIONS FOR U.S.
2859 Paces Ferry Road                                                  CUSTOMER OPERATIONS, XEROX CORPORATION (2)
Atlanta, GA 30339

------------------------------------- --------------------------- ----------------------------------------------------
Ralph M. Paige                                 Director           Executive Director Federation of Southern
2769 Church Street                                                Cooperatives/Land Assistance Fund
East Point, GA 30344
------------------------------------- --------------------------- ----------------------------------------------------

------------------------------------- --------------------------- ----------------------------------------------------
DIRECTORS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS              POSITIONS AND OFFICES
        ADDRESS                              WITH DEPOSITOR       PRINCIPAL OCCUPATION
------------------------------------- --------------------------- ----------------------------------------------------
James F. Patterson                             Director           8.   VICE PRESIDENT, PATTERSONS, INC.;
8765 Mulberry Road                                                     PRESIDENT, PATTERSON FARMS, INC. (1)
Chesterland, OH 44026
------------------------------------- --------------------------- ----------------------------------------------------
Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc. (1)
Dalton, OH 44618
------------------------------------- --------------------------- ----------------------------------------------------
Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
------------------------------------- --------------------------- ----------------------------------------------------
Nancy C. Thomas                                Director           Farm Owner and Operator, Da-Ma-Lor Farms (1)
1733A Westwood Avenue
Alliance, OH 44601
------------------------------------- --------------------------- ----------------------------------------------------


(1)     Principal occupation for last 5 years.
(2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of Nationwide and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, and Shisler are directors of NFS. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF NATIONWIDE

-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Dennis W. Click                                   Vice President - Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Phillip C. Gath                                   Senior Vice President and Chief Actuary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Senior Vice President - Chief Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Human Resources
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                              Senior Vice President - Marketing and Product Management
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Bruce C. Barnes                                   Vice President - Technology Strategy and Planning
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Vice President - Enterprise Controller
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Matthew S. Easley                                 Vice President - Investment Life Actuarial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
R. Dennis Noice                                   Vice President -  Systems
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Joseph P. Rath                                    Vice President - Office of Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Vice President - Finance and Treasurer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------


JOSEPH J. GASPER has been President and Chief Operating Officer of Nationwide and Director since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 32 years.

BRUCE C. BARNES has been Vice President - Technology Strategy and Planning since May 1998. Previously, Mr. Barnes was Vice President - Information Systems from February 1997 to May 1998. Mr. Barnes was Vice President - Life Systems from May 1996 to May 1998. Previously, he was Vice President - Investment Product Systems from April 1995 to May 1996. Prior to that time, Mr. Barnes was Vice President - Individual Investment Products/Common Systems from May 1994 to April 1995 and Associate Vice President -

Individual Investment Products/Common Systems from May 1992 to May 1994. Mr. Barnes was Vice President - Information Services of PHP Benefits Systems, Inc. from January 1987 to January 1992. Mr. Barnes has been with Nationwide for 7 years.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 29 years.

DENNIS W. CLICK has been Vice President - Secretary since December 1997. Previously, he was Vice President - Assistant Secretary from December 1996 to December 1997. Mr. Click was Vice President - Assistant Secretary from August 1994 to December 1997. Mr. Click was Associate Vice President and Assistant Secretary from August 1989 to August 1994. Prior to that time, he held several positions within Nationwide. Mr. Click has been with Nationwide for 38 years.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis has been Chairman of the Board of South Central Power Company since August 1979, and currently oversees the Davis family farm located in Leesburg, Ohio. Mr. Davis served as Director of the Farm Bureau Bancorp from October 1998 to March 1998. In addition, Mr. Davis has served in various officer positions with the Ohio Farm Bureau Federation since December 1989, with his most recent position as Trustee and President, a position he held from March 1998 to March 1999. Mr. Davis also held officer positions with the Highland County Farm Bureau from June 1997 to September 1997, including Trustee and President from September 1984 to September 1997.

DAVID A. DIAMOND has been Vice President - Enterprise Controller since August 1996. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 10 years.

MATTHEW S. EASLEY has been Vice President - Investment Life Actuarial since June 1998. Mr. Easley was Vice President - Marketing and Administrative Services from December 1996 to June 1998. Mr. Easley was Vice President - Life Marketing and Administrative Services from May 1996 to June 1998. Mr. Easley was Vice President - Annuity and Pension Actuarial from August 1989 to May 1996. Prior to that time, Mr. Easley held several positions within Nationwide. Mr. Easley has been with Nationwide for 16 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc., in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. Mr. Eckel has served as a board member and executive committee member of the American Farm Bureau. He is a former vice president of the Pennsylvania Council of

Cooperative Extension Associations, and former board member of the Pennsylvania Vegetable Grower's Association.

PHILIP C. GATH has been Senior Vice President - Chief Actuary since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 30 years.

RICHARD D. HEADLEY has been Senior Vice President - Chief Information Technology Officer since October 1997. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation.

DONNA A. JAMES has been Senior Vice President - Human Resources since December 1997. Previously, she was Vice President Human Resources from July 1996 to December 1997. Prior to that time Ms. James was Vice President - Assistant to the CEO from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO. Prior to that time Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 17 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 34 years.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been a farm owner and land developer since 1962. He is the President of the Owen Potato Farm Inc. and is a partner of M&M Enterprises in Licking County, Ohio. He is Chairman of the Board of the Wausau Insurance Companies and serves on the board of directors of several companies of the Nationwide group. He is also a director of the National Cooperative Business Association.

YVONNE L. MONTGOMERY has been a Director since April, 1998. Ms. Montgomery is senior vice president/general manager of southern customer operations for United States Customer Operations for Xerox Corporation. A resident of Atlanta, Georgia, Ms. Montgomery oversees eight customer business units across the southern United States as well as all business and marketing functions in the regions. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including Vice President - Field Operations, and Executive Assistant to the Chairman and CEO.

R. DENNIS NOICE has been Vice President - Systems since April 1998. Previously, he was Vice President - Retail Operations from March 1997 to April 1998. Prior to that time, Mr. Noice was Vice President - Individual Investment Products from October 1989 to March 1997. Prior to that time, Mr. Noice held several positions within Nationwide. Mr. Noice has been with Nationwide for 27 years.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 23 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JOSEPH P. RATH has been Vice President - Product and Market Compliance since April 1997. Previously, he was Vice President - Associate General Counsel from October 1988 to April 1997. Prior to that time, Mr. Rath held several positions within Nationwide. Mr. Rath has been with Nationwide for 22 years.

DOUGLAS C. ROBINETTE has been Senior Vice President - Marketing and Product Management since May 1998. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 12 years.

MARK R. THRESHER has been Vice President - Controller since August 1996. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to August 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP.

SUSAN A. WOLKEN has been Senior Vice President - Life Company Operations since June 1997. Previously, she was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 24 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 34 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity

Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.
     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the portfolio.

     CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.
     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Advisers serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     SUB-ADVISED NATIONWIDE FUNDS

       NATIONWIDE BALANCED FUND
       Subadviser:  Salomon Brothers Asset Management, Inc.
       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities.

       Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

       NATIONWIDE EQUITY INCOME FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

       NATIONWIDE GLOBAL EQUITY FUND
       Subadviser:  J. P. Morgan Investment Management Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE HIGH INCOME BOND FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       NATIONWIDE MULTI SECTOR BOND FUND
       Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited
       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds."

       Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

       NATIONWIDE SELECT ADVISERS MID CAP FUND
       Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates
       Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion). Under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND
       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.
       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. The Fund may also invest in foreign securities.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.
       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser:  Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       NATIONWIDE STRATEGIC VALUE FUND
       Subadviser:  Strong Capital Management Inc./Schafer Capital Management
       Inc.
       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger & Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is NB Management.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY "OPPENHEIMER CAPITAL APPRECIATION FUND")
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY "OPPENHEIMER GROWTH
     FUND")
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY "OPPENHEIMER GROWTH & INCOME FUND")
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose,

     "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

     GROWTH & INCOME PORTFOLIO
     Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

     INTERNATIONAL EQUITY PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     POST-VENTURE CAPITAL PORTFOLIO
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

APPENDIX B: ILLUSTRATION OF SURRENDER CHARGES

EXAMPLE 1: A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the initial surrender charge table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand multiplied by the specified amount expressed in thousands equals the total surrender charge of $569.50 ($11.390 x 50=569.50).

EXAMPLE 2: A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above (surrender charge per 1000 is 6.817 x 100=681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges.") In this case, $681.70 x 60%=$409.02 which is the amount Nationwide deducts as a total surrender charge.

Maximum surrender charge per $1,000 of initial specified amount for policies issued on a standard basis:


INITIAL SPECIFIED AMOUNT $50,000-$99,999

        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
          25                  $7.773               $7.518               $8.369               $7.818
          35                   8.817                8.396                9.811                8.889
          45                  12.185               11.390               13.884               12.164
          55                  15.628               13.995               18.410               15.106
          65                  22.274               19.043               26.559               20.607



INITIAL SPECIFIED AMOUNT $100,000+

        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
          25                  $5.773               $5.518               $6.369               $5.818
          35                   6.817                6.396                7.811                6.889
          45                   9.685                8.890               11.384                9.664
          55                  13.128               11.495               15.910               12.606
          65                  21.274               18.043               25.559               19.607

REDUCTIONS TO SURRENDER CHARGES

                           SURRENDER CHARGE                               SURRENDER CHARGE
      COMPLETED            AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
     POLICY YEARS          SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
          0                      100%                     5                      60%
          1                      100%                     6                      50%
          2                       90%                     7                      40%
          3                       80%                     8                      30%
          4                       70%                     9+                     0%

The current surrender charges are the same for all states. However, in Pennsylvania the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charge in subsequent years in Pennsylvania is reduced in the following manner:

   COMPLETED    SURRENDER CHARGE AS A    COMPLETED    SURRENDER CHARGE AS A    COMPLETED    SURRENDER CHARGE AS A
 POLICY YEARS        % OF INITIAL       POLICY YEARS       % OF INITIAL       POLICY YEARS       % OF INITIAL
                  SURRENDER CHARGES                     SURRENDER CHARGES                     SURRENDER CHARGES
       0                 100%                5                 60%                 10                20%
       1                 100%                6                 50%                 11                15%
       2                  90%                7                 40%                 12                10%
       3                  80%                8                 30%                 13                 5%
       4                  70%                9                 25%                 14+                0%

The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact Nationwide's home office for an illustration.

Nationwide has no plans to change the current surrender charges.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the deduction of underlying mutual fund investment advisory fees and other expenses, which are equivalent to an annual effective rate of 0.90%. This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all underlying mutual fund options available under the policy as of April 13, 1999 . Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursement and fees waivers, the annual effective rate would have been 1.01%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements or fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking into account the underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.90%, 5.10% and 11.10%.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection, recovering taxes, providing for administrative expenses, and assuming mortality and expense risks. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The cash surrender values shown in the illustrations reflect the fact that Nationwide will deduct a surrender charge from the policy's cash value for any policy surrendered in full during the first nine policy years.

The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                             0% HYPOTHETICAL GROSS      6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                               INVESTMENT RETURN                     RETURN                        INVESTMENT RETURN
             PREMIUMS
            PAID PLUS                CASH                            CASH                                 CASH
 POLICY      INTEREST      CASH      SURR      DEATH      CASH       SURR        DEATH        CASH        SURR       DEATH
  YEAR        AT 5%       VALUE      VALUE    BENEFIT     VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT
1             788           406          0     50,000       438          0      50,000          471           0     50,000
2           1,614           853        279     50,000       945        371      50,000        1,041         468     50,000
3           2,483         1,281        764     50,000     1,461        945      50,000        1,658       1,141     50,000
4           3,394         1,690      1,231     50,000     1,989      1,530      50,000        2,326       1,867     50,000
5           4,351         2,085      1,683     50,000     2,531      2,129      50,000        3,056       2,654     50,000
6           5,357         2,463      2,119     50,000     3,087      2,743      50,000        3,852       3,508     50,000
7           6,412         2,826      2,539     50,000     3,659      3,372      50,000        4,723       4,436     50,000
8           7,520         3,172      2,942     50,000     4,246      4,017      50,000        5,675       5,446     50,000
9           8,683         3,502      3,330     50,000     4,849      4,677      50,000        6,719       6,546     50,000
10          9,905         3,814      3,814     50,000     5,469      5,469      50,000        7,863       7,863     50,000
11         11,188         4,110      4,110     50,000     6,105      6,105      50,000        9,119       9,119     50,000
12         12,535         4,387      4,387     50,000     6,759      6,759      50,000       10,499      10,499     50,000
13         13,949         4,647      4,647     50,000     7,431      7,431      50,000       12,017      12,017     50,000
14         15,434         4,887      4,887     50,000     8,121      8,121      50,000       13,690      13,690     50,000
15         16,993         5,108      5,108     50,000     8,830      8,830      50,000       15,534      15,534     50,000
16         18,630         5,309      5,309     50,000     9,559      9,559      50,000       17,570      17,570     50,000
17         20,349         5,462      5,462     50,000    10,283     10,283      50,000       19,799      19,799     50,000
18         22,154         5,562      5,562     50,000    10,998     10,998      50,000       22,246      22,246     50,000
19         24,049         5,611      5,611     50,000    11,709     11,709      50,000       24,943      24,943     50,000
20         26,039         5,615      5,615     50,000    12,419     12,419      50,000       27,932      27,932     50,000
21         28,129         5,557      5,557     50,000    13,116     13,116      50,000       31,252      31,252     50,000
22         30,323         5,432      5,432     50,000    13,798     13,798      50,000       34,950      34,950     50,000
23         32,626         5,230      5,230     50,000    14,457     14,457      50,000       39,082      39,082     50,000
24         35,045         4,942      4,942     50,000    15,089     15,089      50,000       43,716      43,716     51,148
25         37,585         4,559      4,559     50,000    15,686     15,686      50,000       48,852      48,852     56,668
26         40,252         4,067      4,067     50,000    16,243     16,243      50,000       54,509      54,509     62,685
27         43,052         3,456      3,456     50,000    16,752     16,752      50,000       60,756      60,756     68,654
28         45,992         2,711      2,711     50,000    17,204     17,204      50,000       67,661      67,661     75,103
29         49,079         1,811      1,811     50,000    17,590     17,590      50,000       75,301      75,301     82,078
30         52,321           734        734     50,000    17,895     17,895      50,000       83,767      83,767     89,630
-----------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                             0% HYPOTHETICAL GROSS      6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                               INVESTMENT RETURN                     RETURN                        INVESTMENT RETURN
             PREMIUMS
            PAID PLUS                CASH                            CASH                                 CASH
 POLICY      INTEREST      CASH      SURR      DEATH      CASH       SURR        DEATH        CASH        SURR       DEATH
  YEAR        AT 5%       VALUE      VALUE    BENEFIT     VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT
1               788        355          0     50,000        385         0       50,000         416           0     50,000
2             1,614        718        144     50,000        802        229      50,000         891         317     50,000
3             2,483      1,058        542     50,000      1,220        704      50,000       1,397         881     50,000
4             3,394      1,374        915     50,000      1,637      1,178      50,000       1,936       1,477     50,000
5             4,351      1,665      1,264     50,000      2,052      1,651      50,000       2,511       2,110     50,000
6             5,357      1,928      1,584     50,000      2,463      2,118      50,000       3,123       2,779     50,000
7             6,412      2,160      1,873     50,000      2,864      2,577      50,000       3,772       3,485     50,000
8             7,520      2,356      2,127     50,000      3,253      3,023      50,000       4,460       4,231     50,000
9             8,683      2,513      2,341     50,000      3,623      3,451      50,000       5,186       5,014     50,000
10            9,905      2,626      2,626     50,000      3,971      3,971      50,000       5,952       5,952     50,000
11           11,188      2,692      2,692     50,000      4,290      4,290      50,000       6,760       6,760     50,000
12           12,535      2,705      2,705     50,000      4,575      4,575      50,000       7,610       7,610     50,000
13           13,949      2,664      2,664     50,000      4,823      4,823      50,000       8,508       8,508     50,000
14           15,434      2,562      2,562     50,000      5,025      5,025      50,000       9,455       9,455     50,000
15           16,993      2,391      2,391     50,000      5,171      5,171      50,000      10,454      10,454     50,000
16           18,630      2,142      2,142     50,000      5,252      5,252      50,000      11,506      11,506     50,000
17           20,349      1,806      1,806     50,000      5,254      5,254      50,000      12,614      12,614     50,000
18           22,154      1,367      1,367     50,000      5,159      5,159      50,000      13,779      13,779     50,000
19           24,049        809        809     50,000      4,948      4,948      50,000      15,002      15,002     50,000
20           26,039        115        115     50,000      4,599      4,599      50,000      16,287      16,287     50,000
21           28,129       (*)                   (*)       4,088      4,088      50,000      17,640      17,640     50,000
22           30,323       (*)                   (*)       3,387      3,387      50,000      19,071      19,071     50,000
23           32,626       (*)                   (*)       2,466      2,466      50,000      20,594      20,594     50,000
24           35,045       (*)                   (*)       1,284      1,284      50,000      22,222      22,222     50,000
25           37,585       (*)                   (*)        (*)                   (*)        23,972      23,972     50,000
26           40,252       (*)                   (*)        (*)                   (*)        25,865      25,865     50,000
27           43,052       (*)                   (*)        (*)                   (*)        27,931      27,931     50,000
28           45,992       (*)                   (*)        (*)                   (*)        30,202      30,202     50,000
29           49,079       (*)                   (*)        (*)                   (*)        32,730      32,730     50,000
30           52,321       (*)                   (*)        (*)                   (*)        35,587      35,587     50,000
----------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                             0% HYPOTHETICAL GROSS      6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                               INVESTMENT RETURN                     RETURN                        INVESTMENT RETURN
             PREMIUMS
            PAID PLUS                CASH                            CASH                                 CASH
 POLICY      INTEREST      CASH      SURR      DEATH      CASH       SURR        DEATH        CASH        SURR       DEATH
  YEAR        AT 5%       VALUE      VALUE    BENEFIT     VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT
1             788          404          0     50,404        436          0      50,436         469           0      50,469
2           1,614          848        274     50,848        939        365      50,939       1,035         461      51,035
3           2,483        1,270        753     51,270      1,449        932      51,449       1,643       1,127      51,643
4           3,394        1,672      1,213     51,672      1,966      1,507      51,966       2,299       1,840      52,299
5           4,351        2,056      1,654     52,056      2,495      2,093      52,495       3,011       2,610      53,011
6           5,357        2,422      2,078     52,422      3,034      2,690      53,034       3,784       3,440      53,784
7           6,412        2,770      2,483     52,770      3,584      3,298      53,584       4,623       4,336      54,623
8           7,520        3,100      2,870     53,100      4,145      3,915      54,145       5,534       5,304      55,534
9           8,683        3,410      3,238     53,410      4,715      4,543      54,715       6,524       6,352      56,524
10          9,905        3,700      3,700     53,700      5,295      5,295      55,295       7,600       7,600      57,600
11         11,188        3,971      3,971     53,971      5,885      5,885      55,885       8,771       8,771      58,771
12         12,535        4,220      4,220     54,220      6,483      6,483      56,483      10,045      10,045      60,045
13         13,949        4,448      4,448     54,448      7,090      7,090      57,090      11,432      11,432      61,432
14         15,434        4,654      4,654     54,654      7,704      7,704      57,704      12,943      12,943      62,943
15         16,993        4,838      4,838     54,838      8,325      8,325      58,325      14,589      14,589      64,589
16         18,630        4,998      4,998     54,998      8,952      8,952      58,952      16,383      16,383      66,383
17         20,349        5,103      5,103     55,103      9,553      9,553      59,553      18,306      18,306      68,306
18         22,154        5,148      5,148     55,148     10,119     10,119      60,119      20,366      20,366      70,366
19         24,049        5,135      5,135     55,135     10,653     10,653      60,653      22,579      22,579      72,579
20         26,039        5,071      5,071     55,071     11,156     11,156      61,156      24,965      24,965      74,965
21         28,129        4,939      4,939     54,939     11,611     11,611      61,611      27,529      27,529      77,529
22         30,323        4,732      4,732     54,732     12,007     12,007      62,007      30,286      30,286      80,286
23         32,626        4,443      4,443     54,443     12,332     12,332      62,332      33,245      33,245      83,245
24         35,045        4,064      4,064     54,064     12,574     12,574      62,574      36,419      36,419      86,419
25         37,585        3,585      3,585     53,585     12,718     12,718      62,718      39,821      39,821      89,821
26         40,252        2,998      2,998     52,998     12,749     12,749      62,749      43,462      43,462      93,462
27         43,052        2,295      2,295     52,295     12,653     12,653      62,653      47,359      47,359      97,359
28         45,992        1,467      1,467     51,467     12,413     12,413      62,413      51,527      51,527     101,527
29         49,079          502        502     50,502     12,009     12,009      62,009      55,981      55,981     105,981
30         52,321         (*)        (*)        (*)      11,414     11,414      61,414      60,734      60,734     110,734
----------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS        6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                            INVESTMENT RETURN                       RETURN                        INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                CASH                               CASH                                CASH
POLICY   INTEREST     CASH        SURR      DEATH         CASH       SURR        DEATH       CASH        SURR        DEATH
 YEAR    AT 5%       VALUE       VALUE     BENEFIT       VALUE      VALUE      BENEFIT      VALUE       VALUE       BENEFIT
1          788         352           0      50,352         383           0      50,383         414           0      50,414
2        1,614         711         137      50,711         795         221      50,795         883         309      50,883
3        2,483       1,045         529      51,045       1,205         689      51,205       1,380         863      51,380
4        3,394       1,353         894      51,353       1,611       1,152      51,611       1,905       1,446      51,905
5        4,351       1,632       1,231      51,632       2,011       1,610      52,011       2,460       2,058      52,460
6        5,357       1,881       1,537      51,881       2,402       2,057      52,402       3,044       2,700      53,044
7        6,412       2,096       1,809      52,096       2,778       2,491      52,778       3,656       3,369      53,656
8        7,520       2,273       2,043      52,273       3,135       2,905      53,135       4,294       4,065      54,294
9        8,683       2,406       2,234      52,406       3,466       3,293      53,466       4,955       4,783      54,955
10       9,905       2,493       2,493      52,493       3,764       3,764      53,764       5,636       5,636      55,636
11      11,188       2,528       2,528      52,528       4,025       4,025      54,025       6,335       6,335      56,335
12      12,535       2,508       2,508      52,508       4,241       4,241      54,241       7,048       7,048      57,048
13      13,949       2,430       2,430      52,430       4,406       4,406      54,406       7,772       7,772      57,772
14      15,434       2,289       2,289      52,289       4,512       4,512      54,512       8,503       8,503      58,503
15      16,993       2,077       2,077      52,077       4,547       4,547      54,547       9,232       9,232      59,232
16      18,630       1,787       1,787      51,787       4,500       4,500      54,500       9,950       9,950      59,950
17      20,349       1,411       1,411      51,411       4,358       4,358      54,358      10,646      10,646      60,646
18      22,154         936         936      50,936       4,102       4,102      54,102      11,302      11,302      61,302
19      24,049         349         349      50,349       3,712       3,712      53,712      11,901      11,901      61,901
20      26,039         (*)         (*)         (*)       3,168       3,168      53,168      12,421      12,421      62,421
21      28,129         (*)         (*)         (*)       2,451       2,451      52,451      12,840      12,840      62,840
22      30,323         (*)         (*)         (*)       1,539       1,539      51,539      13,136      13,136      63,136
23      32,626         (*)         (*)         (*)         413         413      50,413      13,282      13,282      63,282
24      35,045         (*)         (*)         (*)         (*)         (*)         (*)      13,247      13,247      63,247
25      37,585         (*)         (*)         (*)         (*)         (*)         (*)      12,991      12,991      62,991
26      40,252         (*)         (*)         (*)         (*)         (*)         (*)      12,461      12,461      62,461
27      43,052         (*)         (*)         (*)         (*)         (*)         (*)      11,591      11,591      61,591
28      45,992         (*)         (*)         (*)         (*)         (*)         (*)      10,302      10,302      60,302
29      49,079         (*)         (*)         (*)         (*)         (*)         (*)       8,505       8,505      58,505
30      52,321         (*)         (*)         (*)         (*)         (*)         (*)       6,106       6,106      56,106
--------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                             0% HYPOTHETICAL GROSS      6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                               INVESTMENT RETURN                     RETURN                        INVESTMENT RETURN
           PREMIUMS
          PAID PLUS                 CASH                                CASH                                   CASH
 POLICY    INTEREST    CASH        SURR        DEATH         CASH       SURR          DEATH        CASH        SURR        DEATH
  YEAR      AT 5%     VALUE        VALUE       BENEFIT       VALUE      VALUE        BENEFIT      VALUE        VALUE       BENEFIT
 1        1,260          590            0       50,000          640            0       50,000          690            0       50,000
 2        2,583        1,195          502       50,000        1,333          640       50,000        1,479          786       50,000
 3        3,972        1,774        1,150       50,000        2,041        1,418       50,000        2,333        1,709       50,000
 4        5,431        2,341        1,787       50,000        2,779        2,225       50,000        3,276        2,722       50,000
 5        6,962        2,898        2,413       50,000        3,549        3,064       50,000        4,319        3,834       50,000
 6        8,570        3,444        3,028       50,000        4,353        3,937       50,000        5,472        5,056       50,000
 7       10,259        3,979        3,632       50,000        5,192        4,846       50,000        6,750        6,403       50,000
 8       12,032        4,503        4,226       50,000        6,070        5,793       50,000        8,165        7,888       50,000
 9       13,893        5,016        4,808       50,000        6,988        6,780       50,000        9,736        9,528       50,000
10       15,848        5,519        5,519       50,000        7,948        7,948       50,000       11,479       11,479       50,000
11       17,901        6,012        6,012       50,000        8,954        8,954       50,000       13,416       13,416       50,000
12       20,056        6,408        6,408       50,000        9,926        9,926       50,000       15,496       15,496       50,000
13       22,318        6,719        6,719       50,000       10,874       10,874       50,000       17,752       17,752       50,000
14       24,694        6,955        6,955       50,000       11,812       11,812       50,000       20,223       20,223       50,000
15       27,189        7,111        7,111       50,000       12,733       12,733       50,000       22,938       22,938       50,000
16       29,808        7,135        7,135       50,000       13,597       13,597       50,000       25,908       25,908       50,000
17       32,559        7,028        7,028       50,000       14,405       14,405       50,000       29,194       29,194       50,000
18       35,447        6,773        6,773       50,000       15,147       15,147       50,000       32,855       32,855       50,000
19       38,479        6,367        6,367       50,000       15,824       15,824       50,000       36,969       36,969       50,000
20       41,663        5,814        5,814       50,000       16,443       16,443       50,000       41,633       41,633       50,000
21       45,006        5,082        5,082       50,000       16,982       16,982       50,000       46,958       46,958       50,000
22       48,517        4,141        4,141       50,000       17,426       17,426       50,000       52,960       52,960       55,607
23       52,202        2,955        2,955       50,000       17,754       17,754       50,000       59,573       59,573       62,551
24       56,073        1,481        1,481       50,000       17,940       17,940       50,000       66,857       66,857       70,200
25       60,136          (*)          (*)          (*)       17,957       17,957       50,000       74,875       74,875       78,619
26       64,403          (*)          (*)          (*)       17,779       17,779       50,000       83,698       83,698       87,883
27       68,883          (*)          (*)          (*)       17,365       17,365       50,000       93,401       93,401       98,071
28       73,587          (*)          (*)          (*)       16,666       16,666       50,000      104,065      104,065      109,268
29       78,527          (*)          (*)          (*)       15,614       15,614       50,000      115,777      115,777      121,566
30       83,713          (*)          (*)          (*)       14,112       14,112       50,000      128,630      128,630      135,062
------------------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS       6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                            INVESTMENT RETURN                     RETURN                        INVESTMENT RETURN
         PREMIUMS
         PAID PLUS               CASH                             CASH                                 CASH
POLICY   INTEREST   CASH        SURR       DEATH      CASH        SURR        DEATH        CASH        SURR       DEATH
 YEAR     AT 5%     VALUE      VALUE      BENEFIT     VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
1        1,260         468           0      50,000         514           0      50,000         561           0      50,000
2        2,583         910         217      50,000       1,032         339      50,000       1,161         468      50,000
3        3,972       1,294         671      50,000       1,522         898      50,000       1,772       1,148      50,000
4        5,431       1,616       1,061      50,000       1,976       1,422      50,000       2,389       1,835      50,000
5        6,962       1,867       1,382      50,000       2,386       1,901      50,000       3,008       2,523      50,000
6        8,570       2,041       1,625      50,000       2,742       2,326      50,000       3,621       3,205      50,000
7       10,259       2,129       1,783      50,000       3,032       2,686      50,000       4,220       3,874      50,000
8       12,032       2,118       1,841      50,000       3,240       2,963      50,000       4,794       4,517      50,000
9       13,893       1,993       1,785      50,000       3,349       3,141      50,000       5,328       5,120      50,000
10      15,848       1,741       1,741      50,000       3,338       3,338      50,000       5,807       5,807      50,000
11      17,901       1,345       1,345      50,000       3,186       3,186      50,000       6,214       6,214      50,000
12      20,056         789         789      50,000       2,871       2,871      50,000       6,530       6,530      50,000
13      22,318          56          56      50,000       2,365       2,365      50,000       6,735       6,735      50,000
14      24,694         (*)         (*)         (*)       1,634       1,634      50,000       6,799       6,799      50,000
15      27,189         (*)         (*)         (*)         633         633      50,000       6,683       6,683      50,000
16      29,808         (*)         (*)         (*)         (*)         (*)         (*)       6,333       6,333      50,000
17      32,559         (*)         (*)         (*)         (*)         (*)         (*)       5,675       5,675      50,000
18      35,447         (*)         (*)         (*)         (*)         (*)         (*)       4,611       4,611      50,000
19      38,479         (*)         (*)         (*)         (*)         (*)         (*)       3,014       3,014      50,000
20      41,663         (*)         (*)         (*)         (*)         (*)         (*)         724         724      50,000
21      45,006         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
22      48,517         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
23      52,202         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
24      56,073         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
25      60,136         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
26      64,403         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
27      68,883         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
28      73,587         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
29      78,527         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
30      83,713         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
--------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                           0% HYPOTHETICAL GROSS           6% HYPOTHETICAL GROSS INVESTMENT          12% HYPOTHETICAL GROSS
                             INVESTMENT RETURN                            RETURN                         INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                 CASH                                  CASH                                  CASH
POLICY   INTEREST      CASH        SURR        DEATH        CASH         SURR         DEATH        CASH        SURR          DEATH
 YEAR     AT 5%       VALUE        VALUE      BENEFIT       VALUE        VALUE       BENEFIT       VALUE       VALUE         BENEFIT
1         1,260          583            0       50,583          632            0       50,632          682            0       50,682
2         2,583        1,174          481       51,174        1,311          618       51,311        1,454          761       51,454
3         3,972        1,734        1,110       51,734        1,996        1,372       51,996        2,281        1,657       52,281
4         5,431        2,277        1,722       52,277        2,702        2,147       52,702        3,184        2,629       53,184
5         6,962        2,803        2,318       52,803        3,430        2,945       53,430        4,171        3,686       54,171
6         8,570        3,313        2,897       53,313        4,182        3,766       54,182        5,251        4,835       55,251
7        10,259        3,806        3,459       53,806        4,958        4,611       54,958        6,433        6,087       56,433
8        12,032        4,282        4,005       54,282        5,758        5,481       55,758        7,728        7,451       57,728
9        13,893        4,743        4,535       54,743        6,585        6,377       56,585        9,147        8,939       59,147
10       15,848        5,187        5,187       55,187        7,439        7,439       57,439       10,703       10,703       60,703
11       17,901        5,615        5,615       55,615        8,320        8,320       58,320       12,409       12,409       62,409
12       20,056        5,928        5,928       55,928        9,128        9,128       59,128       14,176       14,176       64,176
13       22,318        6,138        6,138       56,138        9,872        9,872       59,872       16,021       16,021       66,021
14       24,694        6,259        6,259       56,259       10,558       10,558       60,558       17,965       17,965       67,965
15       27,189        6,282        6,282       56,282       11,176       11,176       61,176       20,008       20,008       70,008
16       29,808        6,149        6,149       56,149       11,661       11,661       61,661       22,098       22,098       72,098
17       32,559        5,865        5,865       55,865       12,010       12,010       62,010       24,240       24,240       74,240
18       35,447        5,415        5,415       55,415       12,198       12,198       62,198       26,425       26,425       76,425
19       38,479        4,802        4,802       54,802       12,219       12,219       62,219       28,663       28,663       78,663
20       41,663        4,038        4,038       54,038       12,076       12,076       62,076       30,968       30,968       80,968
21       45,006        3,097        3,097       53,097       11,732       11,732       61,732       33,320       33,320       83,320
22       48,517        1,960        1,960       51,960       11,157       11,157       61,157       35,698       35,698       85,698
23       52,202          607          607       50,607       10,315       10,315       60,315       38,082       38,082       88,082
24       56,073          (*)          (*)          (*)        9,169        9,169       59,169       40,445       40,445       90,445
25       60,136          (*)          (*)          (*)        7,680        7,680       57,680       42,758       42,758       92,758
26       64,403          (*)          (*)          (*)        5,820        5,820       55,820       45,003       45,003       95,003
27       68,883          (*)          (*)          (*)        3,549        3,549       53,549       47,149       47,149       97,149
28       73,587          (*)          (*)          (*)          827          827       50,827       49,161       49,161       99,161
29       78,527          (*)          (*)          (*)          (*)          (*)          (*)       50,992       50,992      100,992
30       83,713          (*)          (*)          (*)          (*)          (*)          (*)       52,579       52,579      102,579
------------------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                         0% HYPOTHETICAL GROSS        6% HYPOTHETICAL GROSS INVESTMENT           12% HYPOTHETICAL GROSS
                           INVESTMENT RETURN                     RETURN                            INVESTMENT RETURN
       PREMIUMS
       PAID PLUS                CASH                                CASH                                 CASH
POLICY INTEREST       CASH      SURR        DEATH       CASH        SURR        DEATH        CASH        SURR       DEATH
 YEAR   AT 5%        VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
1        1,260         459           0      50,459         505           0      50,505         551           0      50,551
2        2,583         886         193      50,886       1,006         313      51,006       1,132         439      51,132
3        3,972       1,249         626      51,249       1,470         846      51,470       1,712       1,088      51,712
4        5,431       1,542         988      51,542       1,888       1,333      51,888       2,283       1,728      52,283
5        6,962       1,758       1,273      51,758       2,248       1,763      52,248       2,835       2,350      52,835
6        8,570       1,890       1,474      51,890       2,542       2,126      52,542       3,359       2,943      53,359
7       10,259       1,929       1,582      51,929       2,755       2,408      52,755       3,840       3,493      53,840
8       12,032       1,863       1,586      51,863       2,869       2,592      52,869       4,260       3,982      54,260
9       13,893       1,679       1,472      51,679       2,866       2,658      52,866       4,597       4,389      54,597
10      15,848       1,367       1,367      51,367       2,727       2,727      52,727       4,828       4,828      54,828
11      17,901         913         913      50,913       2,431       2,431      52,431       4,929       4,929      54,929
12      20,056         310         310      50,310       1,961       1,961      51,961       4,874       4,874      54,874
13      22,318         (*)         (*)         (*)       1,295       1,295      51,295       4,633       4,633      54,633
14      24,694         (*)         (*)         (*)         409         409      50,409       4,170       4,170      54,170
15      27,189         (*)         (*)         (*)         (*)         (*)         (*)       3,442       3,442      53,442
16      29,808         (*)         (*)         (*)         (*)         (*)         (*)       2,392       2,392      52,392
17      32,559         (*)         (*)         (*)         (*)         (*)         (*)         948         948      50,948
18      35,447         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
19      38,479         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
20      41,663         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
21      45,006         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
22      48,517         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
23      52,202         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
24      56,073         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
25      60,136         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
26      64,403         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
27      68,883         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
28      73,587         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
29      78,527         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
30      83,713         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
--------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS          6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                            INVESTMENT RETURN                         RETURN                         INVESTMENT RETURN
          PREMIUMS
         PAID PLUS                 CASH                                CASH                                 CASH
POLICY   INTEREST       CASH       SURR        DEATH       CASH        SURR        DEATH        CASH        SURR       DEATH
 YEAR      AT 5%        VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
 1       1,575         931          34      100,000      1,000         103      100,000       1,069         172     100,000
 2       3,229       1,896         998      100,000      2,093       1,196      100,000       2,299       1,402     100,000
 3       4,965       2,832       2,024      100,000      3,221       2,414      100,000       3,644       2,836     100,000
 4       6,788       3,741       3,023      100,000      4,386       3,668      100,000       5,114       4,396     100,000
 5       8,703       4,621       3,993      100,000      5,588       4,960      100,000       6,724       6,096     100,000
 6      10,713       5,473       4,935      100,000      6,830       6,291      100,000       8,489       7,950     100,000
 7      12,824       6,297       5,848      100,000      8,112       7,663      100,000      10,424       9,975     100,000
 8      15,040       7,092       6,733      100,000      9,437       9,078      100,000      12,548      12,189     100,000
 9      17,367       7,857       7,588      100,000     10,805      10,536      100,000      14,883      14,614     100,000
10      19,810       8,593       8,593      100,000     12,220      12,220      100,000      17,450      17,450     100,000
11      22,376       9,299       9,299      100,000     13,682      13,682      100,000      20,276      20,276     100,000
12      25,069       9,974       9,974      100,000     15,195      15,195      100,000      23,390      23,390     100,000
13      27,898      10,618      10,618      100,000     16,759      16,759      100,000      26,825      26,825     100,000
14      30,868      11,231      11,231      100,000     18,378      18,378      100,000      30,628      30,628     100,000
15      33,986      11,771      11,771      100,000     20,016      20,016      100,000      34,810      34,810     100,000
16      37,261      12,223      12,223      100,000     21,660      21,660      100,000      39,406      39,406     100,000
17      40,699      12,579      12,579      100,000     23,307      23,307      100,000      44,468      44,468     100,000
18      44,309      12,831      12,831      100,000     24,951      24,951      100,000      50,058      50,058     100,000
19      48,099      12,984      12,984      100,000     26,604      26,604      100,000      56,251      56,251     100,000
20      52,079      13,058      13,058      100,000     28,288      28,288      100,000      63,146      63,146     100,000
21      56,258      13,004      13,004      100,000     29,967      29,967      100,000      70,821      70,821     100,000
22      60,646      12,823      12,823      100,000     31,645      31,645      100,000      79,394      79,394     100,000
23      65,253      12,498      12,498      100,000     33,315      33,315      100,000      88,984      88,984     105,001
24      70,091      12,013      12,013      100,000     34,971      34,971      100,000      99,575      99,575     116,503
25      75,170      11,349      11,349      100,000     36,605      36,605      100,000     111,244     111,244     129,044
26      80,504      10,485      10,485      100,000     38,212      38,212      100,000     124,100     124,100     142,715
27      86,104       9,401       9,401      100,000     39,784      39,784      100,000     138,299     138,299     156,278
28      91,984       8,070       8,070      100,000     41,316      41,316      100,000     153,996     153,996     170,936
29      98,158       6,459       6,459      100,000     42,797      42,797      100,000     171,366     171,366     186,789
30     104,641       4,525       4,525      100,000     44,213      44,213      100,000     190,612     190,612     203,955
--------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                             0% HYPOTHETICAL GROSS      6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                               INVESTMENT RETURN                     RETURN                        INVESTMENT RETURN
       PREMIUMS
       PAID PLUS                CASH                                CASH                                 CASH
POLICY INTEREST       CASH      SURR        DEATH       CASH        SURR        DEATH        CASH        SURR       DEATH
 YEAR   AT 5%        VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
1        1,575         931          34      100,000      1,000         102      100,000      1,069          171     100,000
2        3,229       1,854         956      100,000      2,050       1,153      100,000      2,255        1,357     100,000
3        4,965       2,738       1,930      100,000      3,121       2,313      100,000      3,538        2,730     100,000
4        6,788       3,580       2,862      100,000      4,212       3,494      100,000      4,926        4,208     100,000
5        8,703       4,379       3,751      100,000      5,320       4,692      100,000      6,428        5,800     100,000
6       10,713       5,132       4,593      100,000      6,444       5,906      100,000      8,054        7,515     100,000
7       12,824       5,833       5,384      100,000      7,579       7,130      100,000      9,812        9,363     100,000
8       15,040       6,477       6,118      100,000      8,720       8,361      100,000     11,711       11,352     100,000
9       17,367       7,058       6,789      100,000      9,861       9,592      100,000     13,763       13,493     100,000
10      19,810       7,571       7,571      100,000     10,997      10,997      100,000     15,979       15,979     100,000
11      22,376       8,009       8,009      100,000     12,123      12,123      100,000     18,376       18,376     100,000
12      25,069       8,368       8,368      100,000     13,233      13,233      100,000     20,971       20,971     100,000
13      27,898       8,643       8,643      100,000     14,323      14,323      100,000     23,788       23,788     100,000
14      30,868       8,827       8,827      100,000     15,387      15,387      100,000     26,851       26,851     100,000
15      33,986       8,908       8,908      100,000     16,413      16,413      100,000     30,193       30,193     100,000
16      37,261       8,877       8,877      100,000     17,392      17,392      100,000     33,848       33,848     100,000
17      40,699       8,719       8,719      100,000     18,310      18,310      100,000     37,852       37,852     100,000
18      44,309       8,416       8,416      100,000     19,149      19,149      100,000     42,247       42,247     100,000
19      48,099       7,945       7,945      100,000     19,889      19,889      100,000     47,085       47,085     100,000
20      52,079       7,286       7,286      100,000     20,510      20,510      100,000     52,429       52,429     100,000
21      56,258       6,417       6,417      100,000     20,991      20,991      100,000     58,359       58,359     100,000
22      60,646       5,315       5,315      100,000     21,308      21,308      100,000     64,972       64,972     100,000
23      65,253       3,955       3,955      100,000     21,437      21,437      100,000     72,388       72,388     100,000
24      70,091       2,304       2,304      100,000     21,348      21,348      100,000     80,754       80,754     100,000
25      75,170         317         317      100,000     20,996      20,996      100,000     90,218       90,218     104,653
26      80,504         (*)         (*)         (*)      20,324      20,324      100,000     100,668     100,668     115,769
27      86,104         (*)         (*)         (*)      19,257      19,257      100,000     112,193     112,193     126,778
28      91,984         (*)         (*)         (*)      17,696      17,696      100,000     124,916     124,916     138,657
29      98,158         (*)         (*)         (*)      15,524      15,524      100,000     138,987     138,987     151,495
30      104,641        (*)         (*)         (*)      12,605      12,605      100,000     154,580     154,580     165,401
---------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                       0% HYPOTHETICAL GROSS      6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                         INVESTMENT RETURN                     RETURN                        INVESTMENT RETURN
        PREMIUMS
        PAID PLUS               CASH                                CASH                                 CASH
POLICY  INTEREST      CASH      SURR        DEATH       CASH        SURR        DEATH         CASH        SURR       DEATH
 YEAR    AT 5%       VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT       VALUE       VALUE      BENEFIT
1        1,575         927          30      100,927        996          98      100,996       1,065         167     101,065
2        3,229       1,884         987      101,884      2,080       1,183      102,080       2,285       1,388     102,285
3        4,965       2,809       2,001      102,809      3,195       2,387      103,195       3,613       2,806     103,613
4        6,788       3,702       2,984      103,702      4,340       3,622      104,340       5,059       4,341     105,059
5        8,703       4,563       3,935      104,563      5,516       4,887      105,516       6,635       6,006     106,635
6       10,713       5,391       4,853      105,391      6,723       6,185      106,723       8,352       7,813     108,352
7       12,824       6,186       5,737      106,186      7,962       7,514      107,962      10,224       9,775     110,224
8       15,040       6,947       6,588      106,947      9,234       8,875      109,234      12,266      11,907     112,266
9       17,367       7,673       7,404      107,673     10,538      10,268      110,538      14,495      14,226     114,495
10      19,810       8,365       8,365      108,365     11,874      11,874      111,874      16,929      16,929     116,929
11      22,376       9,021       9,021      109,021     13,244      13,244      113,244      19,587      19,587     119,587
12      25,069       9,641       9,641      109,641     14,647      14,647      114,647      22,492      22,492     122,492
13      27,898      10,224      10,224      110,224     16,083      16,083      116,083      25,667      25,667     125,667
14      30,868      10,768      10,768      110,768     17,553      17,553      117,553      29,150      29,150     129,150
15      33,986      11,229      11,229      111,229     19,009      19,009      119,009      32,922      32,922     132,922
16      37,261      11,585      11,585      111,585     20,429      20,429      120,429      36,994      36,994     136,994
17      40,699      11,831      11,831      111,831     21,804      21,804      121,804      41,387      41,387     141,387
18      44,309      11,956      11,956      111,956     23,118      23,118      123,118      46,125      46,125     146,125
19      48,099      11,967      11,967      111,967     24,374      24,374      124,374      51,248      51,248     151,248
20      52,079      11,885      11,885      111,885     25,593      25,593      125,593      56,820      56,820     156,820
21      56,258      11,659      11,659      111,659     26,720      26,720      126,720      62,831      62,831     162,831
22      60,646      11,289      11,289      111,289     27,747      27,747      127,747      69,326      69,326     169,326
23      65,253      10,760      10,760      110,760     28,653      28,653      128,653      76,339      76,339     176,339
24      70,091      10,057      10,057      110,057     29,414      29,414      129,414      83,907      83,907     183,907
25      75,170       9,163       9,163      109,163     30,003      30,003      130,003      92,068      92,068     192,068
26      80,504       8,064       8,064      108,064     30,394      30,394      130,394     100,866     100,866     200,866
27      86,104       6,744       6,744      106,744     30,559      30,559      130,559     110,351     110,351     210,351
28      91,984       5,186       5,186      105,186     30,465      30,465      130,465     120,574     120,574     220,574
29      98,158       3,370       3,370      103,370     30,076      30,076      130,076     131,587     131,587     231,587
30      104,641      1,267       1,267      101,267     29,345      29,345      129,345     143,442     143,442     243,442
--------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                       0% HYPOTHETICAL GROSS      6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                         INVESTMENT RETURN                     RETURN                        INVESTMENT RETURN
        PREMIUMS
        PAID PLUS               CASH                                CASH                                 CASH
POLICY  INTEREST      CASH      SURR        DEATH       CASH        SURR        DEATH         CASH        SURR       DEATH
 YEAR    AT 5%       VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT       VALUE       VALUE      BENEFIT
1        1,575         927          29      100,927        995          98      100,995      1,064         167      101,064
2        3,229       1,842         945      101,842      2,037       1,140      102,037      2,241       1,343      102,241
3        4,965       2,714       1,906      102,714      3,094       2,286      103,094      3,507       2,699      103,507
4        6,788       3,540       2,822      103,540      4,164       3,446      104,164      4,869       4,151      104,869
5        8,703       4,318       3,689      104,318      5,244       4,615      105,244      6,334       5,705      106,334
6       10,713       5,043       4,504      105,043      6,329       5,791      106,329      7,906       7,368      107,906
7       12,824       5,711       5,262      105,711      7,415       6,966      107,415      9,592       9,143      109,592
8       15,040       6,315       5,956      106,315      8,492       8,133      108,492     11,394      11,035      111,394
9       17,367       6,848       6,578      106,848      9,554       9,285      109,554     13,317      13,048      113,317
10      19,810       7,304       7,304      107,304     10,592      10,592      110,592     15,365      15,365      115,365
11      22,376       7,676       7,676      107,676     11,596      11,596      111,596     17,544      17,544      117,544
12      25,069       7,959       7,959      107,959     12,557      12,557      112,557     19,858      19,858      119,858
13      27,898       8,149       8,149      108,149     13,470      13,470      113,470     22,316      22,316      122,316
14      30,868       8,237       8,237      108,237     14,320      14,320      114,320     24,924      24,924      124,924
15      33,986       8,212       8,212      108,212     15,093      15,093      115,093     27,688      27,688      127,688
16      37,261       8,063       8,063      108,063     15,772      15,772      115,772     30,615      30,615      130,615
17      40,699       7,777       7,777      107,777     16,337      16,337      116,337     33,706      33,706      133,706
18      44,309       7,335       7,335      107,335     16,763      16,763      116,763     36,957      36,957      136,957
19      48,099       6,719       6,719      106,719     17,020      17,020      117,020     40,361      40,361      140,361
20      52,079       5,910       5,910      105,910     17,080      17,080      117,080     43,913      43,913      143,913
21      56,258       4,891       4,891      104,891     16,913      16,913      116,913     47,608      47,608      147,608
22      60,646       3,647       3,647      103,647     16,492      16,492      116,492     51,441      51,441      151,441
23      65,253       2,163       2,163      102,163     15,785      15,785      115,785     55,408      55,408      155,408
24      70,091         419         419      100,419     14,756      14,756      114,756     59,499      59,499      159,499
25      75,170         (*)         (*)         (*)      13,359      13,359      113,359     63,693      63,693      163,693
26      80,504         (*)         (*)         (*)      11,535      11,535      111,535     67,956      67,956      167,956
27      86,104         (*)         (*)         (*)       9,210       9,210      109,210     72,242      72,242      172,242
28      91,984         (*)         (*)         (*)       6,296       6,296      106,296     76,483      76,483      176,483
29      98,158         (*)         (*)         (*)       2,700       2,700      102,700     80,607      80,607      180,607
30      104,641        (*)         (*)         (*)         (*)         (*)         (*)      84,540      84,540      184,540
---------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                       0% HYPOTHETICAL GROSS           6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                         INVESTMENT RETURN                         RETURN                          INVESTMENT RETURN
        PREMIUMS
        PAID PLUS               CASH                                CASH                                 CASH
POLICY  INTEREST      CASH      SURR        DEATH       CASH        SURR        DEATH         CASH        SURR       DEATH
 YEAR    AT 5%       VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT       VALUE       VALUE      BENEFIT
1        2,625       1,404         242      100,000      1,514         352      100,000       1,625         462     100,000
2        5,381       2,840       1,677      100,000      3,151       1,988      100,000       3,476       2,314     100,000
3        8,275       4,247       3,201      100,000      4,855       3,809      100,000       5,516       4,470     100,000
4       11,314       5,627       4,697      100,000      6,631       5,701      100,000       7,767       6,837     100,000
5       14,505       6,979       6,165      100,000      8,482       7,668      100,000      10,252       9,438     100,000
6       17,855       8,303       7,606      100,000     10,412       9,715      100,000      12,999      12,302     100,000
7       21,373       9,601       9,020      100,000     12,428      11,846      100,000      16,039      15,457     100,000
8       25,066      10,871      10,406      100,000     14,532      14,067      100,000      19,405      18,940     100,000
9       28,945      12,115      11,767      100,000     16,732      16,383      100,000      23,136      22,788     100,000
10      33,017      13,333      13,333      100,000     19,032      19,032      100,000      27,280      27,280     100,000
11      37,293      14,524      14,524      100,000     21,439      21,439      100,000      31,894      31,894     100,000
12      41,782      15,536      15,536      100,000     23,815      23,815      100,000      36,910      36,910     100,000
13      46,497      16,390      16,390      100,000     26,187      26,187      100,000      42,412      42,412     100,000
14      51,446      17,104      17,104      100,000     28,583      28,583      100,000      48,491      48,491     100,000
15      56,644      17,666      17,666      100,000     30,998      30,998      100,000      55,232      55,232     100,000
16      62,101      17,981      17,981      100,000     33,362      33,362      100,000      62,696      62,696     100,000
17      67,831      18,049      18,049      100,000     35,685      35,685      100,000      71,023      71,023     100,000
18      73,848      17,841      17,841      100,000     37,957      37,957      100,000      80,376      80,376     100,000
19      80,165      17,351      17,351      100,000     40,191      40,191      100,000      90,964      90,964     100,000
20      86,798      16,585      16,585      100,000     42,408      42,408      100,000     102,881     102,881     110,083
21      93,763      15,487      15,487      100,000     44,591      44,591      100,000     116,096     116,096     121,901
22      101,076     14,004      14,004      100,000     46,730      46,730      100,000     130,665     130,665     137,198
23      108,755     12,069      12,069      100,000     48,814      48,814      100,000     146,720     146,720     154,056
24      116,818      9,602       9,602      100,000     50,830      50,830      100,000     164,403     164,403     172,623
25      125,284      6,511       6,511      100,000     52,768      52,768      100,000     183,868     183,868     193,061
26      134,173      2,713       2,713      100,000     54,636      54,636      100,000     205,286     205,286     215,551
27      143,506        (*)         (*)         (*)      56,426      56,426      100,000     228,841     228,841     240,283
28      153,307        (*)         (*)         (*)      58,135      58,135      100,000     254,729     254,729     267,466
29      163,597        (*)         (*)         (*)      59,748      59,748      100,000     283,201     283,201     297,362
30      174,402        (*)         (*)         (*)      61,244      61,244      100,000     314,509     314,509     330,234
---------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                       0% HYPOTHETICAL GROSS           6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                         INVESTMENT RETURN                         RETURN                          INVESTMENT RETURN
        PREMIUMS
        PAID PLUS               CASH                                CASH                                 CASH
POLICY  INTEREST      CASH      SURR        DEATH       CASH        SURR        DEATH         CASH        SURR       DEATH
 YEAR    AT 5%       VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT       VALUE       VALUE      BENEFIT
1        2,625       1,393         230      100,000      1,502         340      100,000       1,613         450     100,000
2        5,381       2,724       1,562      100,000      3,031       1,869      100,000       3,352       2,190     100,000
3        8,275       3,963       2,917      100,000      4,555       3,508      100,000       5,199       4,153     100,000
4       11,314       5,101       4,171      100,000      6,065       5,135      100,000       7,160       6,230     100,000
5       14,505       6,131       5,317      100,000      7,554       6,740      100,000       9,239       8,425     100,000
6       17,855       7,043       6,345      100,000      9,011       8,313      100,000      11,443      10,745     100,000
7       21,373       7,825       7,244      100,000     10,424       9,843      100,000      13,779      13,198     100,000
8       25,066       8,461       7,996      100,000     11,776      11,311      100,000      16,252      15,787     100,000
9       28,945       8,934       8,585      100,000     13,048      12,699      100,000      18,867      18,518     100,000
10      33,017       9,225       9,225      100,000     14,221      14,221      100,000      21,635      21,635     100,000
11      37,293       9,318       9,318      100,000     15,278      15,278      100,000      24,571      24,571     100,000
12      41,782       9,194       9,194      100,000     16,198      16,198      100,000      27,704      27,704     100,000
13      46,497       8,835       8,835      100,000     16,962      16,962      100,000      31,065      31,065     100,000
14      51,446       8,214       8,214      100,000     17,542      17,542      100,000      34,688      34,688     100,000
15      56,644       7,295       7,295      100,000     17,901      17,901      100,000      38,610      38,610     100,000
16      62,101       6,028       6,028      100,000     17,989      17,989      100,000      42,875      42,875     100,000
17      67,831       4,346       4,346      100,000     17,739      17,739      100,000      47,535      47,535     100,000
18      73,848       2,162       2,162      100,000     17,065      17,065      100,000      52,659      52,659     100,000
19      80,165         (*)         (*)         (*)      15,863      15,863      100,000      58,342      58,342     100,000
20      86,798         (*)         (*)         (*)      14,020      14,020      100,000      64,718      64,718     100,000
21      93,763         (*)         (*)         (*)      11,403      11,403      100,000      71,975      71,975     100,000
22      101,076        (*)         (*)         (*)       7,853       7,853      100,000      80,362      80,362     100,000
23      108,755        (*)         (*)         (*)       3,173       3,173      100,000      90,209      90,209     100,000
24      116,818        (*)         (*)         (*)         (*)         (*)         (*)      101,771     101,771     106,860
25      125,284        (*)         (*)         (*)         (*)         (*)         (*)      114,520     114,520     120,246
26      134,173        (*)         (*)         (*)         (*)         (*)         (*)      128,503     128,503     134,928
27      143,506        (*)         (*)         (*)         (*)         (*)         (*)      143,825     143,825     151,016
28      153,307        (*)         (*)         (*)         (*)         (*)         (*)      160,592     160,592     168,621
29      163,597        (*)         (*)         (*)         (*)         (*)         (*)      178,913     178,913     187,859
30      174,402        (*)         (*)         (*)         (*)         (*)         (*)      198,906     198,906     208,851
---------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                             0% HYPOTHETICAL GROSS      6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                               INVESTMENT RETURN                     RETURN                        INVESTMENT RETURN
          PREMIUMS
         PAID PLUS                 CASH                               CASH                                 CASH
 POLICY   INTEREST    CASH         SURR       DEATH       CASH        SURR        DEATH        CASH        SURR       DEATH
  YEAR     AT 5%      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT       VALUE       VALUE     BENEFIT
1         2,625       1,389         226      101,389      1,498         335      101,498       1,607         445     101,607
2         5,381       2,797       1,635      102,797      3,104       1,941      103,104       3,424       2,262     103,424
3         8,275       4,165       3,119      104,165      4,760       3,714      104,760       5,408       4,361     105,408
4        11,314       5,493       4,563      105,493      6,470       5,540      106,470       7,575       6,645     107,575
5        14,505       6,780       5,966      106,780      8,233       7,420      108,233       9,944       9,131     109,944
6        17,855       8,027       7,330      108,027     10,054       9,356      110,054      12,537      11,839     112,537
7        21,373       9,234       8,653      109,234     11,932      11,351      111,932      15,374      14,792     115,374
8        25,066      10,401       9,936      110,401     13,871      13,406      113,871      18,481      18,016     118,481
9        28,945      11,529      11,180      111,529     15,872      15,523      115,872      21,885      21,536     121,885
10       33,017      12,616      12,616      112,616     17,938      17,938      117,938      25,617      25,617     125,617
11       37,293      13,664      13,664      113,664     20,071      20,071      120,071      29,721      29,721     129,721
12       41,782      14,489      14,489      114,489     22,086      22,086      122,086      34,042      34,042     134,042
13       46,497      15,114      15,114      115,114     23,996      23,996      123,996      38,625      38,625     138,625
14       51,446      15,563      15,563      115,563     25,820      25,820      125,820      43,518      43,518     143,518
15       56,644      15,818      15,818      115,818     27,539      27,539      127,539      48,735      48,735     148,735
16       62,101      15,765      15,765      115,765     29,024      29,024      129,024      54,184      54,184     154,184
17       67,831      15,409      15,409      115,409     30,265      30,265      130,265      59,889      59,889     159,889
18       73,848      14,717      14,717      114,717     31,213      31,213      131,213      65,842      65,842     165,842
19       80,165      13,696      13,696      113,696     31,855      31,855      131,855      72,067      72,067     172,067
20       86,798      12,367      12,367      112,367     32,193      32,193      132,193      78,612      78,612     178,612
21       93,763      10,680      10,680      110,680     32,156      32,156      132,156      85,453      85,453     185,453
22      101,076       8,596       8,596      108,596     31,683      31,683      131,683      92,575      92,575     192,575
23      108,755       6,071       6,071      106,071     30,699      30,699      130,699      99,955      99,955     199,955
24      116,818       3,063       3,063      103,063     29,130      29,130      129,130     107,566     107,566     207,566
25      125,284        (*)         (*)         (*)       26,892      26,892      126,892     115,376     115,376     215,376
26      134,173        (*)         (*)         (*)       23,937      23,937      123,937     123,390     123,390     223,390
27      143,506        (*)         (*)         (*)       20,187      20,187      120,187     131,580     131,580     231,580
28      153,307        (*)         (*)         (*)       15,564      15,564      115,564     139,914     139,914     239,914
29      163,597        (*)         (*)         (*)        9,963       9,963      109,963     148,339     148,339     248,339
30      174,402        (*)         (*)         (*)        3,258       3,258      103,258     156,779     156,779     256,779
----------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                       0% HYPOTHETICAL GROSS           6% HYPOTHETICAL GROSS INVESTMENT        12% HYPOTHETICAL GROSS
                         INVESTMENT RETURN                         RETURN                          INVESTMENT RETURN
        PREMIUMS
        PAID PLUS               CASH                                CASH                                 CASH
POLICY  INTEREST      CASH      SURR        DEATH       CASH        SURR        DEATH         CASH        SURR       DEATH
 YEAR    AT 5%       VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT       VALUE       VALUE      BENEFIT
1        2,625       1,377         215      101,377      1,486         323      101,486      1,595         433      101,595
2        5,381       2,680       1,517      102,680      2,982       1,819      102,982      3,298       2,135      103,298
3        8,275       3,874       2,827      103,874      4,452       3,405      104,452      5,081       4,035      105,081
4       11,314       4,951       4,021      104,951      5,884       4,954      105,884      6,944       6,014      106,944
5       14,505       5,901       5,087      105,901      7,265       6,452      107,265      8,880       8,067      108,880
6       17,855       6,712       6,014      106,712      8,579       7,882      108,579     10,885      10,187      110,885
7       21,373       7,372       6,791      107,372      9,808       9,227      109,808     12,949      12,368      112,949
8       25,066       7,863       7,398      107,863     10,926      10,461      110,926     15,056      14,591      115,056
9       28,945       8,165       7,816      108,165     11,906      11,557      111,906     17,188      16,839      117,188
10      33,017       8,260       8,260      108,260     12,721      12,721      112,721     19,326      19,326      119,326
11      37,293       8,132       8,132      108,132     13,344      13,344      113,344     21,449      21,449      121,449
12      41,782       7,766       7,766      107,766     13,745      13,745      113,745     23,535      23,535      123,535
13      46,497       7,147       7,147      107,147     13,899      13,899      113,899     25,565      25,565      125,565
14      51,446       6,256       6,256      106,256     13,768      13,768      113,768     27,512      27,512      127,512
15      56,644       5,065       5,065      105,065     13,309      13,309      113,309     29,334      29,334      129,334
16      62,101       3,538       3,538      103,538     12,464      12,464      112,464     30,972      30,972      130,972
17      67,831       1,626       1,626      101,626     11,162      11,162      111,162     32,352      32,352      132,352
18      73,848         (*)         (*)         (*)       9,316       9,316      109,316     33,377      33,377      133,377
19      80,165         (*)         (*)         (*)       6,835       6,835      106,835     33,942      33,942      133,942
20      86,798         (*)         (*)         (*)       3,634       3,634      103,634     33,937      33,937      133,937
21      93,763         (*)         (*)         (*)         (*)         (*)         (*)      33,254      33,254      133,254
22      101,076        (*)         (*)         (*)         (*)         (*)         (*)      31,778      31,778      131,778
23      108,755        (*)         (*)         (*)         (*)         (*)         (*)      29,388      29,388      129,388
24      116,818        (*)         (*)         (*)         (*)         (*)         (*)      25,943      25,943      125,943
25      125,284        (*)         (*)         (*)         (*)         (*)         (*)      21,264      21,264      121,264
26      134,173        (*)         (*)         (*)         (*)         (*)         (*)      15,133      15,133      115,133
27      143,506        (*)         (*)         (*)         (*)         (*)         (*)       7,275       7,275      107,275
28      153,307        (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
29      163,597        (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
30      174,402        (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)         (*)
---------------------------------------------------------------------------------------------------------------------------

1.   No policy loans and no partial withdrawals have been made.
2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time

                        PERFORMANCE TABLES - CASH VALUES

                                        1 YEAR TO       2 YEARS TO     3 YEARS TO      5 YEARS TO      10 YEARS TO      INCEPTION TO
                                         12/31/98        12/31/98       12/31/98        12/31/98         12/31/98         12/31/98
                        FUND               CASH           CASH            CASH            CASH             CASH             CASH
 UNDERLYING INVESTMENT  INCEPTION  ACCUM   SURR.   ACCUM  SURR.   ACCUM   SURR.   ACCUM   SURR.    ACCUM   SURR.    ACCUM   SURR.
        OPTIONS         DATE**     VALUE   VALUE   VALUE  VALUE   VALUE   VALUE   VALUE   VALUE    VALUE   VALUE    VALUE   VALUE
American Century VP     10/30/97  $9,857  $5,026      $0      $0      $0      $0      $0       $0      $0       $0  $21,669  $16,838
Inc & Growth
American Century VP     05/01/94  $9,281  $4,450 $20,262 $15,431 $32,623 $28,275      $0       $0      $0       $0  $56,516  $53,135
International
American Century VP     05/01/96  $8,016  $3,185 $18,304 $13,473      $0      $0      $0       $0      $0       $0  $29,285  $24,937
Value
Dreyfus Socially        10/06/93 $10,044  $5,213 $23,045 $18,213 $38,630 $34,282 $80,667  $77,285      $0       $0  $94,334  $91,435
Responsible Growth Fund
Dreyfus Stock Index     09/29/89  $9,967  $5,136 $23,350 $18,519 $39,495 $35,147 $83,681  $80,299      $0       $0 $219,901 $219,901
Fund
Dreyfus Variable        04/05/93 $10,167  $5,336 $23,242 $18,411 $39,467 $35,119 $83,084  $79,702      $0       $0 $103,790 $100,891
Investment Fund
Capital Appreciation
Fund
NSAT Small Cap Value    10/31/97  $7,291  $2,460      $0      $0      $0      $0      $0       $0      $0       $0  $17,599  $12,768
NSAT Equity Income      10/31/97  $8,839  $4,008      $0      $0      $0      $0      $0       $0      $0       $0  $18,901  $14,070
NSAT High Income Bond   10/31/97  $8,114  $3,283      $0      $0      $0      $0      $0       $0      $0       $0  $18,009  $13,178
Fidelity VIP Fund II -  01/03/95 $10,072  $5,241 $22,608 $17,776 $37,679 $33,331      $0       $0      $0       $0  $59,163  $55,298
Contrafund Portfolio
Fidelity VIP Fund -     10/09/86  $8,570  $3,739 $19,724 $14,893 $32,247 $27,899 $67,473  $64,091 $207,063$207,063 $293,903 $293,903
Equity Income Portfolio
Fidelity VIP Fund III   01/03/95  $9,621  $4,790 $22,258 $17,427 $36,944 $32,596      $0       $0      $0       $0  $56,707  $52,842
- Growth Opportunity
Portfolio
Fidelity VIP Fund -     10/09/86 $10,879  $6,047 $24,275 $19,444 $39,500 $35,152 $80,552  $77,171 $250,037$250,037 $380,066 $380,066
Growth Portfolio
Fidelity VIP Fund -     09/19/85  $7,267  $2,435 $15,960 $11,129 $25,809 $21,461 $49,230  $45,849 $148,654$148,654 $239,973 $239,973
High Income Port
Fidelity VIP Fund -     01/28/87  $8,715  $3,884 $18,462 $13,631 $29,372 $25,024 $53,321  $49,939 $136,137$136,137 $176,490 $176,490
Overseas Portfolio
JP Morgan/NSAT Global   10/31/97  $9,224  $4,393      $0      $0      $0      $0      $0       $0      $0       $0  $19,356  $14,525
Equity Fund
Van Kampen American     07/03/95  $6,595  $1,764 $14,884 $10,053 $26,531 $22,183      $0       $0      $0       $0  $39,170  $35,305
Capital Life
Real Estate Securities
Fund
Morgan Stanley          06/16/97  $5,236    $405      $0      $0      $0      $0      $0       $0      $0       $0  $11,672   $6,841
Emerging Markets Debt
Portfolio
NSAT Capital            04/15/92 $10,127  $5,296 $23,846 $19,015 $40,938 $36,590 $84,377  $80,996      $0       $0 $130,210 $127,794
Appreciation Fund
NSAT Government  Bond   11/08/82  $8,365  $3,534 $17,525 $12,694 $26,870 $22,522 $48,797  $45,415 $122,827$122,827 $288,313 $288,313
Fund
NSAT Money Market Fund  11/10/81  $8,055  $3,224 $16,539 $11,708 $25,403 $21,055 $44,401  $41,020 $99,732  $99,732 $232,417 $232,417
NSAT Small Company Fund 10/23/95  $7,649  $2,818 $16,814 $11,983 $28,121 $23,773      $0       $0      $0       $0  $40,219  $36,354
NSAT Total Return Fund  11/08/82  $9,128  $4,297 $21,096 $16,265 $35,463 $31,115 $72,621  $69,239 $206,360$206,360 $577,882 $577,882
Neuberger & Berman      11/03/97 $10,400  $5,569      $0      $0      $0      $0      $0       $0      $0       $0  $21,211  $16,380
Advisors
Management Trust
Guardian
Neuberger & Berman      11/03/97 $10,859  $6,028      $0      $0      $0      $0      $0       $0      $0       $0  $24,697  $19,866
Advisors
Management Trust  Mid
Cap Growth Portfolios
Neuberger & Berman      03/22/94  $7,948  $3,117 $18,662 $13,831 $32,421 $28,073      $0       $0      $0       $0  $66,568  $63,186
Advisers Management
Trust - Partners Port
Oppenheimer Variable    08/15/86  $8,580  $3,749 $18,211 $13,380 $29,946 $25,598 $59,136  $55,754 $191,017$191,017 $288,924 $288,924
Account Fund -
Aggressive Growth
Oppenheimer Variable    04/03/85  $9,582  $4,751 $21,866 $17,035 $37,127 $32,779 $78,720  $75,339 $223,226$223,226 $400,616 $400,616
Account Fund - Growth
Fund
Oppenheimer Variable    07/05/95  $8,003  $3,172 $18,848 $14,017 $33,196 $28,848      $0       $0      $0       $0  $47,447  $43,582
Account Fund - Income
and Growth Fund
Salomon Brothers/NSAT   10/31/97  $8,301  $3,470      $0      $0      $0      $0      $0       $0      $0       $0  $17,895  $13,064
Balanced Fund
Salomon Brothers/NSAT   10/31/97  $7,829  $2,998      $0      $0      $0      $0      $0       $0      $0       $0  $17,249  $12,418
Multi Sector Bond
Strong/NSAT Strategic   10/31/97  $8,745  $3,914      $0      $0      $0      $0      $0       $0      $0       $0  $20,111  $15,280
Growth Fund
Strong/NSAT Strategic   10/37/97  $7,563  $2,731      $0      $0      $0      $0      $0       $0      $0       $0  $18,152  $13,321
Value Fund
United Asset            10/31/97  $8,468  $3,637      $0      $0      $0      $0      $0       $0      $0       $0  $18,717  $13,886
Management / NSAT
Select Advisors Mid-
Cap Fund
Van Eck Worldwide       12/27/95  $4,654      $0  $9,186  $4,355 $14,923 $10,575      $0       $0      $0       $0  $24,293  $20,428
Insurance Trust -
Worldwide Emerging
Markets Fund
Van Eck Worldwide       09/01/89  $5,000    $169 $10,189  $5,358 $16,402 $12,054 $29,498  $26,116      $0       $0  $76,631  $76,631
Insurance Trust -
Worldwide Hard Assets
Fund
Warburg Pincus Trust -  10/31/97  $8,633  $3,802      $0      $0      $0      $0      $0       $0      $0       $0  $18,935  $14,104
Growth and Income
Portfolio
Warburg Pincus Trust -  06/30/95  $8,128  $3,297 $16,069 $11,238 $24,755 $20,407      $0       $0      $0       $0  $31,718  $27,853
International  Equity
Portfolio
Warburg Pincus Trust -  09/30/96  $8,110  $3,279 $17,378 $12,547      $0      $0      $0       $0      $0       $0  $27,704  $23,356
Post Venture Capital
Portfolio

                        PERFORMANCE TABLES - TOTAL RETURN

                                          ANNUAL PERCENTAGE CHANGE  NON ANNUALIZED PERCENTAGE CHANGE  ANNUALIZED PERCENTAGE CHANGE
                           Fund      Unit                        1 mo   1 Yr  2 Yrs  3 Yrs. 5 yrs. Inception 3 Yrs. 5 yrs. Inception
   UNDERLYING INVESTMENT  Inception Values  1996   1997   1998    To     to     to     to     to     to       to     to       To
          OPTIONS         Date**    12/31/97                     12/31  12/31  12/31  12/31  12/31  12/31    12/31  12/31    12/31
                                                                   /98    /98    /98    /98    /98   /98     /98    /98      /98
American Century VP Inc &   10/30/97 12.69     NA     NA     NA   5.98  26.86     NA     NA     NA   36.76     NA      NA     30.7
Growth
American Century VP         05/01/94 11.88  12.21  14.41  18.63   5.39  18.76  40.89  61.19     NA   71.82  17.25      NA    12.31
International
American Century VP Value   05/01/96 10.48     NA     NA  26.08  -0.44   4.81  32.15     NA     NA   48.38     NA      NA    15.97

Dreyfus Socially            10/06/93 12.94  34.56  21.23  28.43   7.91  29.38  66.17 101.45 175.12  195.34   26.3   22.43    22.99
Responsible Growth Fund
Dreyfus Stock Index Fund    09/29/89 12.82  36.78  22.54  32.96   5.78  28.21  70.47 108.88 188.22  332.13  27.83   23.58    17.14
Dreyfus Variable            04/05/93 13.02  33.52  25.56  28.05   4.36  30.22  66.74 109.35 188.03  207.43  27.93   23.56    21.63
Investment Fund Capital
Appreciation Fund

NSAT Small Cap Value        10/31/97  9.69     NA     NA     NA   4.63  -3.06     NA     NA     NA   -4.63     NA      NA    -3.98
NSAT Equity Income          10/31/97 11.51     NA     NA     NA   3.46  15.13     NA     NA     NA   17.17     NA      NA    14.55
NSAT High Income Bond       10/31/97 10.58     NA     NA     NA  -0.55    5.8     NA     NA     NA    8.21     NA      NA        7

Fidelity VIP Fund II -      01/03/95 12.99     NA  21.31  24.08  12.12  29.94  61.23  95.58     NA  173.06  25.06      NA    28.61
Contrafund Portfolio
Fidelity VIP Fund - Equity  10/09/86 11.15  35.09  14.28  28.05   3.13  11.54  42.83  63.24  136.1  418.56  17.74   18.75    14.41
Income Portfolio
Fidelity VIP Fund III -     01/03/95 12.45     NA  18.27  29.95   5.35  24.51  61.79  91.36     NA  153.59  24.15      NA    26.25
Growth Opportunity
Portfolio
Fidelity VIP Fund - Growth  10/09/86 13.94  35.36  14.71  23.45   8.52  39.38  72.06  97.36  167.1  607.56  25.44   21.71    17.36
Portfolio
Fidelity VIP Fund - High    09/19/85  9.56   20.6  14.03  17.58   -0.6  -4.42  12.38  28.15  52.16     306   8.62    8.76    11.13
Income Port
Fidelity VIP Fund -         01/28/87 11.26   9.68  13.22  11.56   2.19  12.64  25.65  42.26  58.72  167.06  12.47    9.68     8.59
Overseas Portfolio

JP Morgan/NSAT Global       10/31/97 11.91     NA     NA     NA   4.35  19.14     NA     NA     NA   20.54     NA      NA    17.36
Equity Fund

Van Kampen American         07/03/95  8.84     NA  40.53  21.47    1.1 -11.62   7.36  50.87     NA   63.46  14.69      NA    15.11
Capital Life
Real Estate Securities Fund

Morgan Stanley Emerging     06/16/97  7.16     NA     NA     NA  -2.33 -28.38     NA     NA     NA  -27.82     NA      NA   -19.09
Markets Debt Portfolio

NSAT Capital Appreciation   04/15/92    13  29.35  26.14  34.49   5.23  29.96  74.79 120.48 182.64  227.71  30.15    23.1    19.36
Fund
NSAT Government  Bond Fund  11/08/82 10.89  18.74   3.49   9.67    0.3   8.91  19.44   23.6  42.03   323.4   7.32    7.27     9.35
NSAT Money Market Fund      11/10/81 10.53   5.67   5.13   5.27   0.41   5.27  10.82   16.5  27.89  216.31   5.22    5.04     6.95
NSAT Small Company Fund     10/23/95  10.1     NA  22.83  17.35   8.03   1.01  18.53  45.59     NA   66.52  13.34      NA    17.35
NSAT Total Return Fund      11/08/82 11.81  29.09  21.84  29.43   3.46  18.07  52.82   86.2 142.95 1052.53  23.03   19.43    16.35

Neuberger & Berman Advisors 11/03/97 13.17     NA     NA     NA   4.77  31.67     NA     NA     NA   38.51     NA      NA    32.47
Management Trust  Guardian
Neuberger & Berman Advisors 11/03/97 13.93     NA     NA     NA  13.67  39.28     NA     NA     NA   63.24     NA      NA    52.65
Management Trust  Mid Cap
Growth Portfolios
Neuberger & Berman          03/22/94 10.42  36.47  29.57  31.25   2.38   4.21  36.77  77.22     NA  136.29  21.01      NA    19.74
Advisers Management Trust
- Partners Port

Oppenheimer Variable        08/15/86 11.24  32.52  20.22  11.67  13.98  12.36  25.48  50.85  84.74  468.42  14.69   13.06    15.07
Account Fund - Aggressive
Growth
Oppenheimer Variable        04/03/85  12.4  36.62  25.21  26.69   9.59     24   57.1   96.7  171.3   673.1   25.3   22.09    16.05
Account Fund - Growth Fund
Oppenheimer Variable        07/05/95 10.47     NA  32.51  32.48   5.35    4.7  38.71   83.8     NA  130.22  22.49      NA    27.02
Account Fund - Income and
Growth Fund

Salomon Brothers/NSAT       10/31/97 10.81     NA     NA     NA   0.91   8.07     NA     NA     NA    9.65     NA      NA     8.21
Balanced Fund
Salomon Brothers/NSAT       10/31/97 10.26     NA     NA     NA  -0.34    2.6     NA     NA     NA    3.67     NA      NA     3.14
Multi Sector Bond

Strong/NSAT Strategic       10/31/97 11.46     NA     NA     NA  12.61  14.59     NA     NA     NA   17.11     NA      NA     14.5
Growth Fund
Strong/NSAT Strategic       10/37/97 10.04     NA     NA     NA   7.51   0.39     NA     NA     NA    2.02     NA      NA     1.73
Value Fund

United Asset Management /   10/31/97 11.08     NA     NA     NA   7.01  10.81     NA     NA     NA   10.41     NA      NA     8.86
NSAT Select Advisors Mid-
Cap Fund

Van Eck Worldwide           12/27/95  6.59     NA  26.82  -11.6   0.71 -34.13 -41.77 -26.16     NA  -26.89  -9.61      NA    -9.83
Insurance Trust -
Worldwide Emerging Markets
Fund
Van Eck Worldwide           09/01/89   6.9  10.99  18.06  -1.68  -2.34 -30.97 -32.13 -19.87 -15.32   21.38  -7.12   -3.27      2.1
Insurance Trust -
Worldwide Hard Assets Fund

Warburg Pincus Trust -      10/31/97 11.21     NA     NA     NA   2.59  12.13     NA     NA     NA   16.49     NA      NA    13.98
Growth and Income Portfolio
Warburg Pincus Trust -      06/30/95 10.53     NA   9.98  -2.26   0.92   5.35   2.97  13.25     NA   21.51   4.24      NA     5.73
International  Equity
Portfolio
Warburg Pincus Trust -      09/30/96 10.65     NA     NA  13.34   9.48   6.51  20.72     NA     NA   17.82     NA      NA     7.56
Post Venture Capital
Portfolio

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 as of December 31, 1998, and the related statement of operations and changes in contract owners' equity for the period February 18, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-4 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for the period February 18, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         182,077 shares (cost $1,109,477) ..........................................   $  1,234,484
      American Century VP - American Century VP International (ACVPInt)
         325,182 shares (cost $2,318,120) ..........................................      2,477,888
      American Century VP - American Century VP Value (ACVPValue)
         93,159 shares (cost $598,683) .............................................        626,960
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         44,142 shares (cost $1,263,578) ...........................................      1,371,933
      Dreyfus Stock Index Fund (DryStkIx)
         442,059 shares (cost $12,920,739) .........................................     14,375,758
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         42,881 shares (cost $1,397,683) ...........................................      1,548,425
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         227,239 shares (cost $5,320,426) ..........................................      5,769,608
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         79,605 shares (cost $3,087,212) ...........................................      3,567,896
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         306,210 shares (cost $3,487,179) ..........................................      3,524,474
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         53,655 shares (cost $1,006,403) ...........................................      1,074,716
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         194,290 shares (cost $4,096,142) ..........................................      4,744,555
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         105,845 shares (cost $2,156,825) ..........................................      2,419,625
      Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)
         25,820 shares (cost $164,824) .............................................        157,501
      Nationwide SAT - Balanced Fund (NSATBal)
         69,134 shares (cost $708,627) .............................................        731,433
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         237,441 shares (cost $5,844,303) ..........................................      6,313,569
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         21,275 shares (cost $229,007) .............................................        244,028
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         42,042 shares (cost $455,810) .............................................        493,998
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         401,958 shares (cost $4,783,321) ..........................................      4,698,885
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         96,723 shares (cost $963,155) .............................................        971,097
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         21,598,475 shares (cost $21,598,475) ......................................     21,598,475

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         93,944 shares (cost $921,749) .............................................        922,530
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         27,354 shares (cost $268,890) .............................................        298,705
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         108,781 shares (cost $913,731) ............................................      1,032,333
      Nationwide SAT - Small Company Fund (NSATSmCo)
         100,590 shares (cost $1,477,476) ..........................................      1,610,450
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         36,588 shares (cost $379,237) .............................................        428,084
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         34,188 shares (cost $302,102) .............................................        345,983
      Nationwide SAT - Total Return Fund (NSATTotRe)
         450,747 shares (cost $8,009,908) ..........................................      8,293,744
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         53,552 shares (cost $658,273) .............................................        741,159
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         73,728 shares (cost $1,019,587) ...........................................      1,195,872
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         219,668 shares (cost $3,903,184) ..........................................      4,158,317
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         25,508 shares (cost $988,141) .............................................      1,143,545
      Oppenheimer VAF - Growth Fund (OppGro)
         55,781 shares (cost $1,790,387) ...........................................      2,045,484
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         79,472 shares (cost $1,547,267) ...........................................      1,627,592
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         40,617 shares (cost $270,845) .............................................        289,192
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         16,765 shares (cost $156,341) .............................................        154,239
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         52,116 shares (cost $689,806) .............................................        717,112
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         62,712 shares (cost $714,061) .............................................        719,931
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         54,415 shares (cost $567,694) .............................................        598,018
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         15,798 shares (cost $156,142) .............................................        186,103
                                                                                       ------------
            Total investments ......................................................    104,453,701
   Accounts receivable .............................................................      3,536,003
                                                                                       ------------
            Total assets ...........................................................    107,989,704
ACCOUNTS PAYABLE ...................................................................              -
                                                                                       ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ...................................................   $107,989,704
                                                                                       ============


See accompanying notes to financial statements.

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                   Total       ACVPIncGr         ACVPInt       ACVPValue
                                                                   -----       ---------         -------       ---------
Investment activity:
Reinvested dividends ...................................  $      795,996           5,125             355             169
Mortality and expense charges (note 3) .................          (7,523)            (86)           (173)            (44)
                                                          --------------       ---------       ---------         -------
  Net investment income ................................         788,473           5,039             182             125
                                                          --------------       ---------       ---------         -------

Proceeds from mutual fund shares sold ..................      61,803,110          60,422         613,620         216,392
Cost of mutual fund shares sold ........................     (62,074,770)        (58,667)       (614,510)       (220,562)
                                                          --------------       ---------       ---------         -------
  Realized gain (loss) on investments ..................        (271,660)          1,755            (890)         (4,170)
Change in unrealized gain (loss) on investments ........       6,208,890         125,007         159,768          28,277
                                                          --------------       ---------       ---------         -------
  Net gain (loss) on investments .......................       5,937,230         126,762         158,878          24,107
                                                          --------------       ---------       ---------         -------
Reinvested capital gains ...............................         597,466               -           3,644           1,997
                                                          --------------       ---------       ---------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................       7,323,169         131,801         162,704          26,229
                                                          --------------       ---------       ---------         -------
Equity transactions:
Purchase payments received from
  contract owners ......................................     106,894,981         168,731         489,914         218,019
Transfers between funds ................................               -         959,762       1,905,042         409,201
Surrenders .............................................        (205,540)            (64)              -             (20)
Death benefits                                                         -               -               -               -
Policy loans (net of repayments) (note 5) ..............      (1,093,563)              -          (2,833)         (1,893)
Deductions for surrender charges (note 2d) .............          (2,405)             (1)              -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................      (4,765,148)        (23,721)        (73,254)        (23,676)
Deductions for asset charges (note 3) ..................        (161,790)         (1,072)         (2,800)           (900)
                                                          --------------       ---------       ---------         -------
    Net equity transactions ............................     100,666,535       1,103,635       2,316,069         600,731
                                                          --------------       ---------       ---------         -------

Net change in contract owners' equity ..................     107,989,704       1,235,436       2,478,773         626,960
Contract owners' equity beginning of period ............               -               -               -               -
                                                          --------------       ---------       ---------         -------
Contract owners' equity end of period ..................  $  107,989,704       1,235,436       2,478,773         626,960
                                                          ==============       =========       =========         =======

                                                          DrySRGro         DryStkIx        DryCapAp        FidVIPEI
                                                          --------         --------        --------        --------
Investment activity:
Reinvested dividends ...................................     2,114           64,671           7,616               -
Mortality and expense charges (note 3) .................       (96)          (1,001)           (108)           (402)
                                                         ---------       ----------       ---------       ---------
  Net investment income ................................     2,018           63,670           7,508            (402)
                                                         ---------       ----------       ---------       ---------

Proceeds from mutual fund shares sold ..................   292,403        2,855,607         191,690       1,186,510
Cost of mutual fund shares sold ........................  (279,293)      (2,928,820)       (192,584)     (1,221,597)
                                                         ---------       ----------       ---------       ---------
  Realized gain (loss) on investments ..................    13,110          (73,213)           (894)        (35,087)
Change in unrealized gain (loss) on investments ........   108,355        1,455,019         150,742         449,182
                                                         ---------       ----------       ---------       ---------
  Net gain (loss) on investments .......................   121,465        1,381,806         149,848         414,095
                                                         ---------       ----------       ---------       ---------
Reinvested capital gains ...............................    47,900           12,311               -               -
                                                         ---------       ----------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................   171,383        1,457,787         157,356         413,693
                                                         ---------       ----------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners ......................................   544,259        3,047,695         381,182       1,622,388
Transfers between funds ................................   721,262       10,358,645       1,070,054       3,964,871
Surrenders .............................................       (97)            (430)            (44)           (401)
Death benefits .........................................         -                -               -               -
Policy loans (net of repayments) (note 5) ..............    (1,497)          (9,416)           (289)         (6,242)
Deductions for surrender charges (note 2d) .............        (1)              (5)             (1)             (5)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................   (61,633)        (463,310)        (58,099)       (217,638)
Deductions for asset charges (note 3) ..................    (1,748)         (16,396)         (1,734)         (7,304)
                                                         ---------       ----------       ---------       ---------
    Net equity transactions ............................ 1,200,545       12,916,783       1,391,069       5,355,669
                                                         ---------       ----------       ---------       ---------

Net change in contract owners' equity .................. 1,371,928       14,374,570       1,548,425       5,769,362
Contract owners' equity beginning of period ............         -                -               -               -
                                                         ---------       ----------       ---------       ---------
Contract owners' equity end of period .................. 1,371,928       14,374,570       1,548,425       5,769,362
                                                         =========       ==========       =========       =========

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                FidVIPGr        FidVIPHI        FidVIPOv       FidVIPCon
                                                                --------        --------        --------       ---------
Investment activity:
Reinvested dividends .................................... $            -               -               -               -
Mortality and expense charges (note 3) ..................           (249)           (245)            (75)           (330)
                                                          --------------       ---------       ---------       ---------
  Net investment income .................................           (249)           (245)            (75)           (330)
                                                          --------------       ---------       ---------       ---------

Proceeds from mutual fund shares sold ...................        759,197         848,212         528,529         974,276
Cost of mutual fund shares sold .........................       (750,697)       (901,996)       (553,402)       (947,452)
                                                          --------------       ---------       ---------       ---------
  Realized gain (loss) on investments ...................          8,500         (53,784)        (24,873)         26,824
Change in unrealized gain (loss) on investments .........        480,684          37,295          68,313         648,413
                                                          --------------       ---------       ---------       ---------
  Net gain (loss) on investments ........................        489,184         (16,489)         43,440         675,237
                                                          --------------       ---------       ---------       ---------
Reinvested capital gains ................................              -               -               -               -
                                                          --------------       ---------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................        488,935         (16,734)         43,365         674,907
                                                          --------------       ---------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners .......................................        742,777         685,592         233,314       1,117,315
Transfers between funds .................................      2,489,085       2,964,332         835,812       3,133,469
Surrenders ..............................................         (1,445)              -             (16)           (165)
Death benefits ..........................................              -               -               -               -
Policy loans (net of repayments) (note 5) ...............         (5,968)         (1,581)         (1,574)         (2,052)
Deductions for surrender charges (note 2d) ..............            (17)              -               -              (2)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................       (140,842)       (103,400)        (34,849)       (173,162)
Deductions for asset charges (note 3) ...................         (4,630)         (3,733)         (1,337)         (5,764)
                                                          --------------       ---------       ---------       ---------
    Net equity transactions .............................      3,078,960       3,541,210       1,031,350       4,069,639
                                                          --------------       ---------       ---------       ---------

Net change in contract owners' equity ...................      3,567,895       3,524,476       1,074,715       4,744,546
Contract owners' equity beginning of period .............              -               -               -               -
                                                          --------------       ---------       ---------       ---------
Contract owners' equity end of period ................... $    3,567,895       3,524,476       1,074,715       4,744,546
                                                          ==============       =========       =========       =========

                                                           FidVIPGrOp        VKMSEmMkt         NSATBal       NSATCapAp
                                                           ----------        ---------         -------       ---------
Investment activity:
Reinvested dividends ....................................           -           18,594           9,854          14,834
Mortality and expense charges (note 3) ..................        (168)             (11)            (51)           (440)
                                                            ---------          -------         -------       ---------
  Net investment income .................................        (168)          18,583           9,803          14,394
                                                            ---------          -------         -------       ---------

Proceeds from mutual fund shares sold ...................     309,151          268,442         316,297         703,904
Cost of mutual fund shares sold .........................    (296,203)        (301,322)       (315,924)       (686,965)
                                                            ---------          -------         -------       ---------
  Realized gain (loss) on investments ...................      12,948          (32,880)            373          16,939
Change in unrealized gain (loss) on investments .........     262,800           (7,323)         22,806         469,266
                                                            ---------          -------         -------       ---------
  Net gain (loss) on investments ........................     275,748          (40,203)         23,179         486,205
                                                            ---------          -------         -------       ---------
Reinvested capital gains ................................           -                -           2,184         174,093
                                                            ---------          -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     275,580          (21,620)         35,166         674,692
                                                            ---------          -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners .......................................     584,874           41,423          87,905       1,531,297
Transfers between funds .................................   1,646,479          144,407         640,480       4,379,971
Surrenders ..............................................         (36)               -               -            (118)
Death benefits ..........................................           -                -               -               -
Policy loans (net of repayments) (note 5) ...............          29                -          (2,200)            731
Deductions for surrender charges (note 2d) ..............           -                -               -              (1)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................     (84,140)          (6,534)        (28,998)       (265,208)
Deductions for asset charges (note 3) ...................      (3,172)            (166)           (914)         (7,790)
                                                            ---------          -------         -------       ---------
    Net equity transactions .............................   2,144,034          179,130         696,273       5,638,882
                                                            ---------          -------         -------       ---------

Net change in contract owners' equity ...................   2,419,614          157,510         731,439       6,313,574
Contract owners' equity beginning of period .............           -                -               -               -
                                                            ---------          -------         -------       ---------
Contract owners' equity end of period ...................   2,419,614          157,510         731,439       6,313,574
                                                            =========          =======         =======       =========


                                                                     (Continued)

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                               NSATEqInc      NSATGlobEq       NSATGvtBd      NSATHIncBd
                                                               ---------      ----------       ---------      ----------
Investment activity:
Reinvested dividends ...................................  $          896           1,950          83,382          22,707
Mortality and expense charges (note 3) .................             (17)            (34)           (327)            (68)
                                                          --------------         -------       ---------         -------
  Net investment income ................................             879           1,916          83,055          22,639
                                                          --------------         -------       ---------         -------

Proceeds from mutual fund shares sold ..................          18,085          57,978       1,043,507         206,929
Cost of mutual fund shares sold ........................         (17,928)        (57,852)     (1,033,771)       (213,860)
                                                          --------------         -------       ---------         -------
  Realized gain (loss) on investments ..................             157             126           9,736          (6,931)
Change in unrealized gain (loss) on investments ........          15,021          38,188         (84,436)          7,941
                                                          --------------         -------       ---------         -------
  Net gain (loss) on investments .......................          15,178          38,314         (74,700)          1,010
                                                          --------------         -------       ---------         -------
Reinvested capital gains ...............................           2,636           3,213          22,403               -
                                                          --------------         -------       ---------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................          18,693          43,443          30,758          23,649
                                                          --------------         -------       ---------         -------
Equity transactions:
  Purchase payments received from
    contract owners ....................................          28,736          96,340         480,508         116,422
  Transfers between funds ..............................         202,838         374,760       4,241,272         850,224
  Surrenders ...........................................               -             (20)            (58)              -
  Death benefits .......................................               -               -               -               -
  Policy loans (net of repayments) (note 5) ............               -            (199)           (822)              -
  Deductions for surrender charges (note 2d) ...........               -               -              (1)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................................          (5,984)        (19,705)        (51,451)        (18,455)
  Deductions for asset charges (note 3) ................            (269)           (621)         (2,298)           (823)
                                                          --------------         -------       ---------         -------
    Net equity transactions ............................         225,321         450,555       4,667,150         947,368
                                                          --------------         -------       ---------         -------

Net change in contract owners' equity ..................         244,014         493,998       4,697,908         971,017
Contract owners' equity beginning of period ............               -               -               -               -
                                                          --------------         -------       ---------         -------
Contract owners' equity end of period ..................  $      244,014         493,998       4,697,908         971,017
                                                          ==============         =======       =========         =======

                                                            NSATMyMkt       NSATMSecBd      NSATMidCap      NSATSmCapV
                                                            ---------       ----------      ----------      ----------
Investment activity:
Reinvested dividends ...................................      506,347           20,456             782               -
Mortality and expense charges (note 3) .................       (1,751)             (64)            (21)            (72)
                                                           ----------          -------         -------       ---------
  Net investment income ................................      504,596           20,392             761             (72)
                                                           ----------          -------         -------       ---------

Proceeds from mutual fund shares sold ..................   44,230,768          678,560          48,915         119,432
Cost of mutual fund shares sold ........................  (44,230,768)        (682,489)        (51,817)       (127,976)
                                                           ----------          -------         -------       ---------
  Realized gain (loss) on investments ..................            -           (3,929)         (2,902)         (8,544)
Change in unrealized gain (loss) on investments ........            -              781          29,815         118,603
                                                           ----------          -------         -------       ---------
  Net gain (loss) on investments .......................            -           (3,148)         26,913         110,059
                                                           ----------          -------         -------       ---------
Reinvested capital gains ...............................            -              691               -               -
                                                           ----------          -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................      504,596           17,935          27,674         109,987
                                                           ----------          -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners ......................................   88,272,542          238,773          38,598         186,610
Transfers between funds ................................  (60,507,727)         687,922         239,349         774,453
Surrenders .............................................     (201,196)               -               -               -
Death benefits .........................................            -                -               -               -
Policy loans (net of repayments) (note 5) ..............   (1,000,116)            (427)              -          (2,782)
Deductions for surrender charges (note 2d) .............       (2,354)               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................   (1,866,745)         (20,588)         (6,590)        (34,791)
Deductions for asset charges (note 3) ..................      (63,919)          (1,082)           (314)         (1,140)
                                                           ----------          -------         -------       ---------
    Net equity transactions ............................   24,630,485          904,598         271,043         922,350
                                                           ----------          -------         -------       ---------

Net change in contract owners' equity ..................   25,135,081          922,533         298,717       1,032,337
Contract owners' equity beginning of period ............            -                -               -               -
                                                           ----------          -------         -------       ---------
Contract owners' equity end of period ..................   25,135,081          922,533         298,717       1,032,337
                                                           ==========          =======         =======       =========

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
         For the Period February 18, 1998 (commencement of operations)
                           Through December 31, 1998

                                                                NSATSmCo      NSATStrGro      NSATStrVal       NSATTotRe
                                                                --------      ----------      ----------       ---------
Investment activity:
Reinvested dividends ..................................   $            -               -           1,052          27,487
Mortality and expense charges (note 3)                              (112)            (30)            (24)           (578)
                                                          --------------         -------         -------       ---------
  Net investment income ...............................             (112)            (30)          1,028          26,909
                                                          --------------         -------         -------       ---------

Proceeds from mutual fund shares sold .................          303,745         150,535          81,326       1,201,208
Cost of mutual fund shares sold .......................         (310,124)       (150,564)        (89,165)     (1,222,228)
                                                          --------------         -------         -------       ---------
  Realized gain (loss) on investments .................           (6,379)            (29)         (7,839)        (21,020)
Change in unrealized gain (loss) on investments .......          132,974          48,847          43,881         283,836
                                                          --------------         -------         -------       ---------
  Net gain (loss) on investments ......................          126,595          48,818          36,042         262,816
                                                          --------------         -------         -------       ---------
Reinvested capital gains ..............................                -               -               -         321,440
                                                          --------------         -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................          126,483          48,788          37,070         611,165
                                                          --------------         -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners .....................................          360,233         106,807          26,097       2,620,309
Transfers between funds ...............................        1,192,844         294,315         290,790       5,463,668
Surrenders ............................................              (43)              -               -             (81)
Death benefits ........................................                -               -               -               -
Policy loans (net of repayments) (note 5) .............           (2,442)           (514)            368          (4,594)
Deductions for surrender charges (note 2d) ............               (1)              -               -              (1)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ...................................          (64,333)        (20,594)         (7,966)       (385,652)
Deductions for asset charges (note 3) .................           (2,292)           (715)           (385)        (10,992)
                                                          --------------         -------         -------       ---------
    Net equity transactions ...........................        1,483,966         379,299         308,904       7,682,657
                                                          --------------         -------         -------       ---------

Net change in contract owners' equity .................        1,610,449         428,087         345,974       8,293,822
Contract owners' equity beginning of period ...........                -               -               -               -
                                                          --------------         -------         -------       ---------
Contract owners' equity end of period .................   $    1,610,449         428,087         345,974       8,293,822
                                                          ==============         =======         =======       =========

                                                         NBAMTGuard        NBAMTMCGr       NBAMTPart       OppAggGro
                                                         ----------        ---------       ---------       ---------
Investment activity:
Reinvested dividends ..................................           -                -             114              26
Mortality and expense charges (note 3) ................         (83)             (52)           (290)            (80)
                                                          ---------          -------       ---------       ---------
  Net investment income ...............................         (83)             (52)           (176)            (54)
                                                          ---------          -------       ---------       ---------

Proceeds from mutual fund shares sold .................     117,578          140,913         862,257         120,154
Cost of mutual fund shares sold .......................    (123,077)        (137,009)       (875,740)       (118,908)
                                                          ---------          -------       ---------       ---------
  Realized gain (loss) on investments .................      (5,499)           3,904         (13,483)          1,246
Change in unrealized gain (loss) on investments .......      82,886          176,285         255,133         155,404
                                                          ---------          -------       ---------       ---------
  Net gain (loss) on investments ......................      77,387          180,189         241,650         156,650
                                                          ---------          -------       ---------       ---------
Reinvested capital gains ..............................           -                -           3,599             270
                                                          ---------          -------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................      77,304          180,137         245,073         156,866
                                                          ---------          -------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners .....................................     246,176           57,715         831,946         298,181
Transfers between funds ...............................     891,240          560,630       3,231,525         753,401
Surrenders ............................................          (2)             (20)            (16)           (318)
Death benefits ........................................           -                -               -               -
Policy loans (net of repayments) (note 5) .............        (318)            (140)           (174)         (2,146)
Deductions for surrender charges (note 2d) ............           -                -               -              (4)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ...................................     (17,719)         (55,646)       (144,625)        (60,958)
Deductions for asset charges (note 3) .................        (807)          (1,530)         (5,414)         (1,492)
                                                          ---------          -------       ---------       ---------
    Net equity transactions ...........................   1,118,570          561,009       3,913,242         986,664
                                                          ---------          -------       ---------       ---------

Net change in contract owners' equity .................   1,195,874          741,146       4,158,315       1,143,530
Contract owners' equity beginning of period ...........           -                -               -               -
                                                          ---------          -------       ---------       ---------
Contract owners' equity end of period .................   1,195,874          741,146       4,158,315       1,143,530
                                                          =========          =======       =========       =========


                                                                     (Continued)

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                  OppGro        OppGrInc      VEWrldEMkt       VEWrldHAs
                                                                  ------        --------      ----------       ---------
Investment activity:
Reinvested dividends .................................... $            8              29               -               -
Mortality and expense charges (note 3) ..................           (142)           (113)            (20)            (11)
                                                          --------------       ---------         -------         -------
  Net investment income .................................           (134)            (84)            (20)            (11)
                                                          --------------       ---------         -------         -------

Proceeds from mutual fund shares sold ...................        412,555         698,919          70,482          46,572
Cost of mutual fund shares sold .........................       (391,820)       (718,580)        (84,625)        (49,623)
                                                          --------------       ---------         -------         -------
  Realized gain (loss) on investments ...................         20,735         (19,661)        (14,143)         (3,051)
Change in unrealized gain (loss) on investments .........        255,097          80,325          18,347          (2,102)
                                                          --------------       ---------         -------         -------
  Net gain (loss) on investments ........................        275,832          60,664           4,204          (5,153)
                                                          --------------       ---------         -------         -------
Reinvested capital gains ................................            101             645               -               -
                                                          --------------       ---------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................        275,799          61,225           4,184          (5,164)
                                                          --------------       ---------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners .......................................        522,163         284,513          90,144          23,363
Transfers between funds .................................      1,352,464       1,343,627         207,921         144,721
Surrenders ..............................................           (369)           (418)              -               -
Death benefits ..........................................              -               -               -               -
Policy loans (net of repayments) (note 5) ...............        (10,091)        (16,228)            410             235
Deductions for surrender charges (note 2d) ..............             (4)             (5)              -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................        (91,465)        (43,383)        (13,062)         (8,707)
Deductions for asset charges (note 3) ...................         (3,006)         (1,749)           (402)           (203)
                                                          --------------       ---------         -------         -------
    Net equity transactions .............................      1,769,692       1,566,357         285,011         159,409
                                                          --------------       ---------         -------         -------

Net change in contract owners' equity ...................      2,045,491       1,627,582         289,195         154,245
Contract owners' equity beginning of period .............              -               -               -               -
                                                          --------------       ---------         -------         -------
Contract owners' equity end of period ................... $    2,045,491       1,627,582         289,195         154,245
                                                          ==============       =========         =======         =======

                                                           VKMSRESec          WPGrInc         WPIntEq       WPPVenCap
                                                           ---------          -------         -------       ---------
Investment activity:
Reinvested dividends ....................................         34            4,521           2,873               -
Mortality and expense charges (note 3) ..................        (50)             (50)            (42)            (13)
                                                             -------          -------         -------         -------
  Net investment income .................................        (16)           4,471           2,831             (13)
                                                             -------          -------         -------         -------

Proceeds from mutual fund shares sold ...................    357,742          345,457         277,515          87,326
Cost of mutual fund shares sold .........................   (388,797)        (337,050)       (301,573)        (89,432)
                                                             -------          -------         -------         -------
  Realized gain (loss) on investments ...................    (31,055)           8,407         (24,058)         (2,106)
Change in unrealized gain (loss) on investments .........     27,306            5,870          30,323          29,961
                                                             -------          -------         -------         -------
  Net gain (loss) on investments ........................     (3,749)          14,277           6,265          27,855
                                                             -------          -------         -------         -------
Reinvested capital gains ................................        339                -               -               -
                                                             -------          -------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     (3,426)          18,748           9,096          27,842
                                                             -------          -------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners .......................................    233,023           76,711         114,374          48,012
Transfers between funds .................................    517,845          655,643         495,343         118,060
Surrenders ..............................................          -                -               -            (163)
Death benefits ..........................................          -                -               -               -
Policy loans (net of repayments) (note 5) ...............       (834)         (17,477)           (891)            404
Deductions for surrender charges (note 2d) ..............          -                -               -              (2)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................    (28,277)         (13,090)        (19,101)         (7,797)
Deductions for asset charges (note 3) ...................     (1,214)            (607)           (798)           (258)
                                                             -------          -------         -------         -------
    Net equity transactions .............................    720,543          701,180         588,927         158,256
                                                             -------          -------         -------         -------

Net change in contract owners' equity ...................    717,117          719,928         598,023         186,098
Contract owners' equity beginning of period .............          -                -               -               -
                                                             -------          -------         -------         -------
Contract owners' equity end of period                        717,117          719,928         598,023         186,098
 ........................................................    =======          =======         =======         =======


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
               (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)

                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment
                Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate
                 Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.


         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     For America's FUTURE Life Series, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. On a current basis this rate will be 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account. There were no death benefits paid in the current year.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                                         PERIOD
   Contract owners' equity represented by:                           UNITS              UNIT VALUE                       RETURN*
                                                                   ---------           -----------                       -------
      The BEST of AMERICA(R)
      America's FUTURE Life Series(SM):
         American Century VP - American
            Century VP Income & Growth                              97,382             $ 12.686493       $ 1,235,436       27%
         American Century VP - American
            Century VP International                               206,063               11.875895         2,447,183       19%
         American Century VP - American
            Century VP Value                                        59,424               10.481205           622,835        5%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                      105,696               12.938078         1,367,503       29%
         Dreyfus Stock Index Fund                                1,025,141               12.821142        13,143,478       28%
         Dreyfus VIF -
            Capital Appreciation Portfolio                         110,355               13.021619         1,437,001       30%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                          511,915               11.154137         5,709,970       12%
         Fidelity VIP - Growth Portfolio -
            Service Class                                          255,829               13.937692         3,565,666       39%
         Fidelity VIP - High Income Portfolio -
            Service Class                                          368,689                9.557602         3,523,783       (4)%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                           92,817               11.263759         1,045,468       13%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                          362,774               12.993755         4,713,796       30%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                              193,229               12.450522         2,405,802       25%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                         21,992                7.162164           157,510      (28)%
         Nationwide SAT - Balanced Fund                             67,360               10.806799           727,946        8%
         Nationwide SAT -
            Capital Appreciation Fund                              485,064               12.996420         6,304,095       30%
         Nationwide SAT - Equity Income Fund                        21,000               11.513398           241,781       15%
         Nationwide SAT - Global Equity Fund                        41,464               11.913908           493,998       19%
         Nationwide SAT - Government Bond Fund                     166,631               10.890820         1,814,748        9%
         Nationwide SAT - High Income Bond Fund                     79,031               10.579676           836,122        6%
         Nationwide SAT - Money Market Fund                      2,000,515               10.527225        21,059,872        5%
         Nationwide SAT - Multi Sector Bond Fund                    74,773               10.260092           767,178        3%
         Nationwide SAT - Select Advisers Mid Cap Fund              26,958               11.080816           298,717       11%
         Nationwide SAT - Small Cap Value Fund                     106,497                9.693575         1,032,337       (3)%
         Nationwide SAT - Small Company Fund                       159,205               10.100944         1,608,121        1%
         Nationwide SAT - Strategic Growth Fund                     36,919               11.459357           423,068       15%


                                                                     (Continued)

         Nationwide SAT - Strategic Value Fund                      34,463               10.038994           345,974        0%
         Nationwide SAT - Total Return Fund                        702,365               11.807411         8,293,112       18%
         Neuberger & Berman AMT -
            Guardian Portfolio                                      55,695               13.166703           733,320       32%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                                85,802               13.928381         1,195,083       39%
         Neuberger & Berman AMT -
            Partners Portfolio                                     375,069               10.420882         3,908,550        4%
         Oppenheimer VAF -
            Aggressive Growth Fund                                 100,709               11.236019         1,131,568       12%
         Oppenheimer VAF - Growth Fund                             164,300               12.399968         2,037,315       24%
         Oppenheimer VAF -
            Growth & Income Fund                                   139,668               10.470163         1,462,347        5%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                         43,904                6.586990           289,195      (34)%
         Van Eck WIT -
            Worldwide Hard Assets Fund                              22,344                6.903203           154,245      (31)%
         Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio                                    81,141                8.837916           717,117      (12)%
         Warburg Pincus Trust -
            Growth & Income Portfolio                               49,891               11.212895           559,423       12%
         Warburg Pincus Trust -
            International Equity Portfolio                          56,767               10.534701           598,023        5%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                          16,634               10.651002           177,169        7%


      The BEST of AMERICA(R)
      Corporate Variable Universal Life Series(SM):
         American Century VP - American
            Century VP International                                 3,234                9.768200            31,590       (2)%
         American Century VP - American
            Century VP Value                                           440                9.374321             4,125       (6)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                          397               11.144998             4,425       11%
         Dreyfus Stock Index Fund                                  111,613               11.030001         1,231,092       10%
         Dreyfus VIF -
            Capital Appreciation Portfolio                          10,106               11.025485           111,424       10%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                            5,995                9.906965            59,392       (1)%
         Fidelity VIP - Growth Portfolio -
            Service Class                                              185               12.048634             2,229       20%
         Fidelity VIP - High Income Portfolio -
            Service Class                                               77                9.003329               693      (10)%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                            3,076                9.508092            29,247       (5)%

         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                            2,712               11.338370            30,750       13%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                                1,228               11.247664            13,812       12%
         Nationwide SAT - Balanced Fund                                349               10.009481             3,493        0%
         Nationwide SAT -
            Capital Appreciation Fund                                  847               11.191056             9,479       12%
         Nationwide SAT - Equity Income Fund                           211               10.581467             2,233        6%
         Nationwide SAT - Government Bond Fund                     270,361               10.664112         2,883,160        7%
         Nationwide SAT - High Income Bond Fund                     13,423               10.049520           134,895        0%
         Nationwide SAT - Money Market Fund                        394,891               10.319833         4,075,209        3%
         Nationwide SAT - Multi Sector Bond Fund                    15,549                9.991296           155,355        0%
         Nationwide SAT - Small Company Fund                           257                9.056852             2,328       (9)%
         Nationwide SAT - Strategic Growth Fund                        477               10.521882             5,019        5%
         Nationwide SAT - Total Return Fund                             70               10.144232               710        1%
         Neuberger & Berman AMT -
            Guardian Portfolio                                         838                9.338993             7,826       (7)%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                                    70               11.296584               791       13%
         Neuberger & Berman AMT -
            Partners Portfolio                                      26,750                9.337008           249,765       (7)%
         Oppenheimer VAF -
            Aggressive Growth Fund                                   1,235                9.685930            11,962       (3)%
         Oppenheimer VAF - Growth Fund                                 767               10.659314             8,176        7%
         Oppenheimer VAF -
            Growth & Income Fund                                    18,485                8.938847           165,235      (11)%
         Warburg Pincus Trust -
            Growth & Income Portfolio                               16,145                9.941469           160,505       (1)%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                             985                9.065227             8,929       (9)%
                                                                   =======               =========     -------------
                                                                                                       $ 107,989,704
                                                                                                       =============


* This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized and does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

                           PART II - OTHER INFORMATION

CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to Form S-6 Registration Statement comprises the following papers and documents:

     -    The facing sheet.
     -    Cross-reference to items required by Form N-8B-2.
     -    The prospectus consisting of 113 pages.
     -    Representations and Undertakings.
     -    Signatures.
     -    Independent Auditors' Consent

The following exhibits required by Forms N-8B-2 and S-6:

1.   Power of Attorney dated April 1, 1999.            Attached hereto.

2.   Resolution of the Depositor's Board of            Filed previously in connection with Securities and
     Directors authorizing the establishment           Exchange of Commission File No. 333-31725 and is
     Registrant, adopted                               hereby incorporated by the reference.

3.   Distribution Contracts                            Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-27133 and is hereby incorporated by reference.

4.   Form of Security                                  Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-31725 and is hereby incorporated by reference.

5.   Articles of Incorporation of Depositor            Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-27133 and is hereby incorporated by reference.

6.   Application form of Security                      Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-31725 and is hereby incorporated by reference.

7.   Opinion of Counsel                                Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-31725 and is hereby incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:
(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).
(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Naitionwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "SEC") on request.
(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.
(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.
(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.
(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:




We consent to the use of our report included herein and to the reference to our firm under the heading "Experts" in the Prospectus.



                                                                        KPMG LLP


Columbus, Ohio
April 29, 1999

                                   SIGNATURES
As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account-4, has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 16th day of December, 1999.

                                                                   NATIONWIDE VLI SEPARATE ACCOUNT-4
                                                     ----------------------------------------------------------------
                                                                             (Registrant)
(Seal)                                                              NATIONWIDE LIFE INSURANCE COMPANY
                                                     ----------------------------------------------------------------
                      Attest:                                                  (Depositor)


By:          /s/ GLENN W. SODEN                      By:                     /s/ JOSEPH P. RATH
-------------------------------------------          ----------------------------------------------------------------
                  Glenn W. Soden                                                Joseph P. Rath
                Assistant Secretary                             Vice President - Product and Market Compliance

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 16th day of December, 1999.

               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------          Officer and Director
Joseph J. Gasper

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------
Dimon R. McFerson                                Officer and Director

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                              Executive Vice President and Chief
----------------------------------------               Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                         By /s/ JOSEPH P. RATH
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                           Joseph P. Rath

ROBERT L. STEWART                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
----------------------------------------
Nancy C. Thomas